File No. 33-41835


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 6

                               TO

                            FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


               THE FIRST TRUST COMBINED SERIES 142
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.       CHAPMAN AND CUTLER
          Attn:  James A. Bowen      Attn:  Eric F. Fess
          1001 Warrenville Road      111 West Monroe Street
          Lisle, Illinois  60532     Chicago, Illinois  60603

        (Name and complete address of agents for service)




It is proposed that this filing will become effective (check appropriate box)


:    :  immediately upon filing pursuant to paragraph (b)
:  x :  August 29, 1997
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
June 17, 1997.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6
                                 2,126 UNITS


PROSPECTUS
Part One
Dated August 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Louisiana State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Louisiana Trust, Series 6 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Louisiana, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Louisiana State and local income taxes under existing law. At July 16, 1997, each Unit represented a 1/2,126 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.40% of the Public Offering Price (4.603% of the amount invested). At July 16, 1997, the Public Offering Price per Unit was $859.57 plus net interest accrued to date of settlement (three business days after such date) of $11.34 and $15.63 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.99% per annum on July 16, 1997, and 5.92% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.66% per annum on July 16, 1997, and 3.58% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,810,000
Number of Units                                                          2,126
Fractional Undivided Interest in the Trust per Unit                    1/2,126
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,747,044
  Aggregate Value of Bonds per Unit                                    $821.75
  Sales Charge 4.603% (4.4% of Public Offering Price)                   $37.82
  Public Offering Price per Unit                                       $859.57*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($37.82 less than the Public Offering Price per Unit)                $821.75*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $614,000

Date Trust Established                                         August 21, 1991
Mandatory Termination Date                                   December 31, 2040
Evaluator's Fee: $921 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                     Semi-
                                                        Monthly      Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                       $53.38      $53.38
  Less:  Estimated Annual Expense                         $2.49       $1.88
  Estimated Net Annual Interest Income                   $50.89      $51.50
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                   $50.89      $51.50
  Divided by 12 and 2, Respectively                       $4.24      $25.75
Estimated Daily Rate of Net Interest Accrual               $.1413      $.1431
Estimated Current Return Based on Public
  Offering Price                                           5.92%       5.99%
Estimated Long-Term Return Based on Public
  Offering Price                                           3.58%       3.66%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 142, The First Trust of Insured Municipal
Bonds - Multi-State, Louisiana Trust, Series 6

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, Louisiana Trust, Series 6 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, Louisiana Trust, Series 6 at April 30, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
July 25, 1997

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6

                     STATEMENT OF ASSETS AND LIABILITIES

                                April 30, 1997


                                    ASSETS

Municipal bonds, at market value (cost $1,654,483)
  (Note 1)                                                        $1,737,454
Accrued interest                                                      40,672
                                                                  __________
                                                                   1,778,126

                          LIABILITIES AND NET ASSETS

Liabilities:
  Cash overdraft                                                         393
  Distributions payable and accrued to unit holders                   10,522
  Accrued liabilities                                                    122
                                                                  __________
                                                                      11,037
                                                                  __________

Net assets, applicable to 2,136 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,654,483
  Net unrealized appreciation (Note 2)                   82,971
  Distributable funds                                    29,635
                                                     __________

                                                                  $1,767,089
                                                                  ==========

Net asset value per unit                                             $827.29
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 142
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                              LOUISIANA TRUST, SERIES 6

                         PORTFOLIO - See notes to portfolio.

                                    April 30, 1997


                                                   Coupon                                    Standard
                                                  interest     Date of       Redemption      & Poor's     Principal    Market
 Name of issuer and title of bond(g)                rate       maturity    provisions(a)    rating(b)       amount     value
                                                                                           (Unaudited)

City of Kenner, Louisiana, Sales Tax, Series 1988
  (FGIC Insured) (c) (f)                            7.50%      6/01/2006   2000 @ 101           AAA      $455,000      493,407
Louisiana Public Facilities Authority, Hospital
  Revenue Refunding (General Health, Inc.),                                1999 @ 100
  Series 1989A (MBIA Insured) (c) (e)               6.50      11/01/2014   2007 @ 100 S.F.      AAA       250,000      256,315
New Orleans Home Mortgage Authority, Single
  Family Mortgage Revenue, 1985 Series A
  (MBIA Insured) (c)                                   -(d)    9/15/2016   2008 @ 40.245 S.F.   AAA       205,000       27,758
St. Charles Parish, Louisiana, Construction
  Waterworks and Wastewater, District                                      2001 @ 102
  Number 1, Utility (MBIA Insured) (c)              7.15       7/01/2016   2007 @ 100 S.F.      AAA       490,000      528,372
Sales Tax, Series 1988A of the Sales Tax District
  No. Three of the Parish of St. Tammany, State
  of Louisiana (FGIC Insured) (c) (f)               7.90      12/01/2005   1998 @ 102           AAA       100,000      107,289
Saint Tammany Parish School District No. 12,
  Louisiana (General Obligation)
  (FGIC Insured) (c)                                6.5       03/01/2010   2001 @ 100           AAA       310,000      324,313
                                                                                                      ________________________

                                                                                                       $1,810,000    1,737,454
                                                                                                      ========================


                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6

                              NOTES TO PORTFOLIO

                                April 30, 1997


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value) except for zero coupon bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 89% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at April 30, 1997.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on March 2, 1985 at a price of 3.445% of their original principal amount.

(e) These Bonds were issued at an original issue discount on November 1, 1989 at a price of 92.75% of their original principal amount.

(f) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(g) The Trust consists of six obligations of issuers located in Louisiana. One of the Bonds, representing approximately 17% of the aggregate principal amount of the Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 1; Single Family Housing, 1; Water and Sewer, 1; and Sales Tax Revenue, 2. Approximately 27% and 31% of the aggregate principal amount of the bonds in the Trust consist of water and sewer revenue bonds and sales tax revenue bonds, respectively. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 94%. The largest such issue represents approximately 27%.

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6

                           STATEMENTS OF OPERATIONS


                                                  Year ended April 30,

                                               1997        1996        1995

Interest income                               $131,271     165,302    183,327

Expenses:
  Trustee's fees and related expenses          (3,717)     (3,773)    (4,322)
  Evaluator's fees                               (921)       (921)      (921)
  Supervisory fees                               (598)       (641)      (758)
                                              _______________________________
    Investment income - net                    126,035     159,967    177,326

Net gain (loss) on investments:
  Net realized gain (loss)                    (17,764)       2,368      1,094
  Change in net unrealized appreciation
    or depreciation                           (12,705)     (4,997)   (43,238)
                                              _______________________________
                                              (30,469)     (2,629)   (42,144)
                                              _______________________________
Net increase in net assets resulting
  from operations                              $95,566     157,338    135,182
                                              ===============================

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended April 30,

                                              1997        1996        1995

Net increase in net assets resulting
    from operations:
  Investment income - net                   $126,035     159,967      177,326
  Net realized gain (loss) on investments   (17,764)       2,368        1,094
  Change in net unrealized appreciation
    or depreciation on investments          (12,705)     (4,997)     (43,238)
                                          ___________________________________
                                              95,566     157,338      135,182

Distributions to unit holders:
  Investment income - net                  (128,424)   (159,485)    (177,348)
  Principal from investment
    transactions                           (347,604)           -            -
                                          ___________________________________
                                           (476,028)   (159,485)    (177,348)

Unit redemptions (256, 195 and 444 in
    1997, 1996 and 1995, respectively):
  Principal portion                        (217,606)   (192,171)    (435,303)
  Net interest accrued                       (3,409)     (2,941)      (6,175)
                                          ___________________________________
                                           (221,015)   (195,112)    (441,478)
                                          ___________________________________
Total increase (decrease) in net
  assets                                   (601,477)   (197,259)    (483,644)

Net assets:
  At the beginning of the year             2,368,566   2,565,825    3,049,469
                                          ___________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $29,635, $37,268 and
    and $35,685 at April 30, 1997, 1996
    and 1995, respectively)               $1,767,089   2,368,566    2,565,825
                                          ===================================

Trust units outstanding at the end
  of the year                                  2,136       2,392        2,587

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 21, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $921 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at April 30, 1997 follows:

               Unrealized appreciation                             $804,207
               Unrealized depreciation                              (1,236)
                                                                   ________

                                                                    $82,971
                                                                   ========


3.  Insurance

The issuers of all of the bond issues in the Trust have acquired insurance coverage which provides for the scheduled payments of principal and interest on those bonds (see Note (c) to portfolio). Such insurance coverage continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended April 30,
            distribution
                plan                                  1997      1996     1995

             Monthly                                 $55.91     63.18    63.77
             Semi-annual                              56.52     63.69    64.31


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                  Year ended April 30,

                                             1997        1996        1995

Interest income                              $57.56       65.76       66.17
Expenses                                      (2.30)      (2.12)      (2.17)
                                            _______________________________
    Investment income - net                   55.26       63.64       64.00

Distributions to unit holders:
  Investment income - net                    (56.16)     (63.46)     (63.88)
  Principal from investment transactions    (148.48)          -           -

Net gain (loss) on investments               (13.53)      (1.79)     (14.40)
                                            _______________________________
    Total increase (decrease) in
      net assets                            (162.91)      (1.61)     (14.28)

Net assets:
  Beginning of the year                      990.20      991.81    1,006.09
                                            _______________________________

  End of the year                           $827.29      990.20      991.81
                                            ===============================


                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          LOUISIANA TRUST, SERIES 6

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13
                                 2,603 UNITS


PROSPECTUS
Part One
Dated August 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Missouri State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 13 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Missouri, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Missouri and local income taxes under existing law. At July 16, 1997, each Unit represented a 1/2,603 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the amount invested). At July 16, 1997, the Public Offering Price per Unit was $897.10 plus net interest accrued to date of settlement (three business days after such date) of $9.09 and $13.49 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.89% per annum on July 16, 1997, and 5.81% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.19% per annum on July 16, 1997, and 3.11% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                             $2,080,000
Number of Units                                                         2,603
Fractional Undivided Interest in the Trust per Unit                   1/2,603
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                        $2,241,748
  Aggregate Value of Bonds per Unit                                   $861.22
  Sales Charge 4.167% (4.0% of Public Offering Price)                  $35.88
  Public Offering Price per Unit                                      $897.10*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($35.88 less than the Public Offering Price per Unit)               $861.22*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                   $585,000

Date Trust Established                                        August 21, 1991
Mandatory Termination Date                                  December 31, 2040
Evaluator's Fee: $878 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                       Maximum of $.25
  of the Sponsor                                            per unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                    Semi-
                                                         Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                       $54.59     $54.59
  Less:  Estimated Annual Expense                         $2.46      $1.77
  Estimated Net Annual Interest Income                   $52.13     $52.82
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                   $52.13     $52.82
  Divided by 12 and 2, Respectively                       $4.34     $26.41
Estimated Daily Rate of Net Interest Accrual               $.1448     $.1467
Estimated Current Return Based on Public
  Offering Price                                           5.81%      5.89%
Estimated Long-Term Return Based on Public
  Offering Price                                           3.11%      3.19%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 142, The First Trust of Insured Municipal
Bonds - Multi-State, Missouri Trust, Series 13

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 13 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 13 at April 30, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
July 25, 1997

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13

                     STATEMENT OF ASSETS AND LIABILITIES

                                April 30, 1997


                                    ASSETS

Municipal bonds, at market value (cost $2,102,957)
  (Note 1)                                                        $2,233,395
Accrued interest                                                      35,311
Cash                                                                  15,697
                                                                  __________
                                                                   2,284,403

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                   21,252
  Accrued liabilities                                                    164
                                                                  __________
                                                                      21,416
                                                                  __________

Net assets, applicable to 2,628 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,102,957
  Net unrealized appreciation (Note 2)                  130,438
  Distributable funds                                    29,592
                                                     __________

                                                                  $2,262,987
                                                                  ==========

Net asset value per unit                                             $861.11
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 142
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                              MISSOURI TRUST, SERIES 13

                         PORTFOLIO - See notes to portfolio.

                                    April 30, 1997


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(f)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Reorganized School District No. 6 of Christian
  County, Missouri, General Obligation School
  Building, Series 1991 (AMBAC Insured) (c)         7.05 %   3/01/2011   2001 @ 100           AAA         $300,000     321,759
Greene County, Missouri, Single Family Mortgage
  Revenue, Series 1985 (AMBAC Insured) (c)             -(d) 12/01/2016   2007 @ 37.825 S.F.   AAA           50,000       6,749
Jackson County, Missouri, Single Family Mortgage
  Revenue, Series 1985 (AMBAC Insured) (c)             -(d) 12/01/2016   2007 @ 37.825 S.F.   AAA            5,000         604
The City of Lee's Summit, Missouri, Combined
  Waterworks and Sewerage System, Refunding                              2002 @ 100
  Revenue, Series 1986 (AMBAC Insured) (c)          7.875    7/01/2015   2012 @ 100 S.F.      AAA          240,000     270,053
Health and Educational Facilities Authority
  of the State of Missouri, Health Facilities
  Refunding and Improvement Revenue (Southeast
  Missouri Hospital Association), Series 1991
  (MBIA Insured) (c) (e)                            6.75     6/01/2016   2001 @ 102           AAA          410,000     445,818
Health and Educational Facilities Authority
  of the State of Missouri, Health Facilities
  Revenue (SSM Health Care Projects)
  Series 1990B (MBIA Insured) (c) (e)               7.00     6/01/2015   2000 @ 102           AAA          330,000     357,859
Southwest Missouri State University,
  Recreational Facility Revenue,                                         2001 @ 102
  Series 1991 (AMBAC Insured) (c)                   6.625   10/01/2009   2006 @ 100 S.F.      AAA          500,000     538,530
City of West Plains, Missouri Improvement
  Authority, Inc., Leasehold Revenue,
  Series 1991 (City of West Plains, Missouri,                            1999 @ 102
  Civic Center Project) (FGIC Insured) (c)          6.85     4/01/2006   2003 @ 100 S.F.      AAA          275,000     292,023
                                                                                                        ______________________

                                                                                                        $2,110,000   2,233,395
                                                                                                        ======================


                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13

                              NOTES TO PORTFOLIO

                                April 30, 1997

(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in the year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value) except for zero coupon bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 86% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at April 30, 1997.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on the following dates and at the following percentages of their original principal amount.

                                                      Date         %
         Greene County, Single Family
            Mortgage Revenue                        8/1/85        4.049%
         Jackson County, Single Family
            Mortgage Revenue                       8/15/85        4.065%

(e) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(f) The Trust consists of eight obligations of issuers located in Missouri. One of the Bonds in the Trust, representing approximately 14% of the aggregate principal amount of the Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 2; Universities and Schools, 1; Single Family Housing, 2; Water and Sewer, 1; and Miscellaneous, 1. Approximately 24%, 35% and 3% of the aggregate principal amount of the Bonds consists of university and school revenue bonds, health care revenue bonds and single family residential mortgage revenue bonds, respectively. Each of six Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 97%. The largest such issue represents approximately 24%.

[FN]
               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13

                           STATEMENTS OF OPERATIONS


                                                  Year ended April 30,

                                              1997        1996        1995

Interest income                             $154,608     189,610      193,411

Expenses:
  Trustee's fees and related expenses        (4,119)     (4,413)      (4,235)
  Evaluator's fees                             (878)       (878)        (878)
  Supervisory fees                             (711)       (738)        (745)
                                            _________________________________
    Investment income - net                  148,900     183,581      187,553

Net gain (loss) on investments:
  Net realized gain (loss)                   (6,930)     (4,985)          386
  Change in net unrealized appreciation
    or depreciation                         (27,699)      24,159     (15,479)
                                            _________________________________
                                            (34,629)      19,174     (15,093)
                                            _________________________________

Net increase in net assets resulting
  from operations                           $114,271     202,755      172,460
                                            =================================

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended April 30,

                                              1997        1996        1995

Net increase in net assets resulting
    from operations:
  Investment income - net                   $148,900     183,581     187,553
  Net realized gain (loss) on
    investments                              (6,930)     (4,985)         386
  Change in net unrealized appreciation
    or depreciation on investments          (27,699)      24,159    (15,479)
                                          __________________________________
                                             114,271     202,755     172,460
Distributions to unit holders:
  Investment income - net                  (153,027)   (182,688)   (188,834)
  Principal from investment
    transactions                           (371,941)           -           -
                                          __________________________________
                                           (524,968)   (182,688)   (188,834)
Unit redemptions (220, 117 and 15 in
    1997, 1996 and 1995, respectively):
  Principal portion                        (197,937)   (117,603)    (14,586)
  Net interest accrued                       (4,547)     (2,176)       (223)
                                          __________________________________
                                           (202,484)   (119,779)    (14,809)
                                          __________________________________
Total increase (decrease) in
  net assets                               (613,181)    (99,712)    (31,183)

Net assets:
  At the beginning of the year             2,876,168   2,975,880   3,007,063
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $29,592, $40,048 and
    $39,445 at April 30, 1997, 1996 and
    1995, respectively)                   $2,262,987   2,876,168   2,975,880
                                          ==================================

Trust units outstanding at the end
  of the year                                  2,628       2,848       2,965

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 21, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $878 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at April 30, 1997 follows:

               Unrealized appreciation                             $130,438
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $130,438
                                                                   ========


3.  Insurance

The issuers of all bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio). Such insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended April 30,
            distribution
                plan                                  1997      1996     1995

             Monthly                                 $55.94     62.53    63.23
             Semi-annual                              56.61     63.06    63.71


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended April 30,

                                                    1997      1996      1995

Interest income                                    $56.26     64.97     64.97
Expenses                                            (2.08)    (2.07)    (1.97)
                                                _____________________________
    Investment income - net                         54.18     62.90     63.00

Distributions to unit holders:
  Investment income - net                          (56.31)   (62.78)   (63.43)
  Principal from investment transactions          (133.84)        -         -

Net gain (loss) on investments                     (12.81)     6.10     (4.98)
                                                _____________________________
    Total increase (decrease) in net assets       (148.78)     6.22     (5.41)

Net assets:
  Beginning of the year                          1,009.89  1,003.67  1,009.08
                                                _____________________________

  End of the year                                 $861.11  1,009.89  1,003.67
                                                =============================


                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 13

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1
                                 2,458 UNITS


PROSPECTUS
Part One
Dated August 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from New Mexico State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, New Mexico Trust, Series 1 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of New Mexico, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from New Mexico State and local income taxes under existing law. At July 16, 1997, each Unit represented a 1/2,458 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.7% of the Public Offering Price (4.932% of the amount invested). At July 16, 1997, the Public Offering Price per Unit was $1,059.78 plus net interest accrued to date of settlement (three business days after such date) of $10.99 and $16.03 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.71% per annum on July 16, 1997, and 5.65% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.12% per annum on July 16, 1997, and 3.06% under the monthly distribution plan. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,410,000
Number of Units                                                          2,458
Fractional Undivided Interest in the Trust per Unit                    1/2,458
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,482,504
  Aggregate Value of Bonds per Unit                                  $1,009.97
  Sales Charge 4.932% (4.7% of Public Offering Price)                   $49.81
  Public Offering Price per Unit                                     $1,059.78*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($49.81 less than the Public Offering Price per Unit)              $1,009.97*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $635,000

Date Trust Established                                         August 21, 1991
Mandatory Termination Date                                   December 31, 2040
Evaluator's Fee: $953 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                    Semi-
                                                         Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                       $62.25     $62.25
  Less:  Estimated Annual Expense                         $2.39      $1.76
  Estimated Net Annual Interest Income                   $59.86     $60.49
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                   $59.86     $60.49
  Divided by 12 and 2, Respectively                       $4.99     $30.25
Estimated Daily Rate of Net Interest Accrual               $.1663     $.1680
Estimated Current Return Based on Public
  Offering Price                                           5.65%      5.71%
Estimated Long-Term Return Based on Public
  Offering Price                                           3.06%      3.12%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Combined Series 142, The First Trust of
Insured Municipal Bonds - Multi-State,
New Mexico Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, New Mexico Trust, Series 1 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, New Mexico Trust, Series 1 at April 30, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
July 25, 1997

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                                April 30, 1997


                                    ASSETS

Municipal bonds, at market value (cost $2,301,310)
  (Note 1)                                                        $2,450,763
Accrued interest                                                      58,238
                                                                  __________
                                                                   2,509,001

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                   17,191
  Cash overdraft                                                       7,535
  Accrued liabilities                                                    109
                                                                  __________
                                                                      24,836
                                                                  __________

Net assets, applicable to 2,458 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,301,310
  Net unrealized appreciation (Note 2)                  149,453
  Distributable funds                                    33,402
                                                     __________

                                                                  $2,484,165
                                                                  ==========

Net asset value per unit                                           $1,010.64
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 142
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                              NEW MEXICO TRUST, SERIES 1

                         PORTFOLIO - See notes to portfolio.

                                    April 30, 1997


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(f)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

City of Albuquerque, New Mexico, Hospital
  Revenue Series 1991A (St. Joseph Health Care
  System) (MBIA Insured) (c)                         6.625%    5/15/2010   2001 @ 102         AAA       $715,000     761,846
City of Albuquerque, New Mexico, Municipal
  Refunding, Collateralized Mortgage
  Obligations, Series 1988-A (FGIC Insured) (c)         -(d)   5/15/2010                      AAA        160,000      68,046
City of Albuquerque, New Mexico, Refuse
  Removal and Disposal Revenue, Series 1989
  (AMBAC Insured) (c) (e)                            7.25      7/01/2009   1999 @ 102         AAA        245,000     262,688
City of Gallup, New Mexico, Sales Tax                                      1999 @ 101.5
  Refunding Revenue (MBIA Insured) (c)               6.75      6/01/2006   2003 @ 100 S.F.    AAA        385,000     402,278
Board of Regents of New Mexico Highlands
  University (Las Vegas, New Mexico),                                      2000 @ 100
  System Revenue, Series 1991 (MBIA Insured) (c)     6.90      6/15/2011   2005 @ 100 S.F.    AAA        500,000     522,900
The Regents of New Mexico State University,
  Revenue, Series 1991 (MBIA Insured) (c) (e)        7.00      4/01/2012   1997 @ 101.5       AAA         20,000      20,490
Santa Fe Community College District, Santa Fe
  County, New Mexico, General Obligation
  Community College, Series October 1, 1990
  (MBIA Insured) (c) (e)                             6.75      8/01/2008   2001 @ 100         AAA        385,000     412,515
                                                                                                      ______________________

                                                                                                      $2,410,000   2,450,763
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                                April 30, 1997


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 93% of the aggregate principal amount of Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at April 30, 1997.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on February 15, 1989 at a price of 9.278% of their original principal amount.

(e) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(f) The Trust consists of seven obligations of issuers located in New Mexico. One of the Bonds in the Trust, representing approximately 16% of the aggregate principal amount of Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 1; Single Family Housing, 1; University and School, 2; and Miscellaneous, 2. Approximately 22%, 30% and 7% of the aggregate principal amount of the Bonds in the Trust consists of university and school revenue bonds, health care revenue bonds and single family residential mortgage revenue bonds, respectively. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 93%. The largest such issue represents approximately 30%.

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                  Year ended April 30,

                                              1997        1996        1995

Interest income                             $160,860     169,463     182,075

Expenses:
  Trustee's fees and related expenses        (4,018)     (3,776)     (4,248)
  Evaluator's fees                             (953)       (953)       (953)
  Supervisory fees                             (655)       (687)       (775)
                                            ________________________________
    Investment income - net                  155,234     164,047     176,099

Net gain (loss) on investments:
  Net realized gain (loss)                     4,717       5,803      10,950
  Change in net unrealized appreciation
    or depreciation                         (31,315)      23,610     (1,120)
                                            ________________________________
                                            (26,598)      29,413       9,830
                                            ________________________________

Net increase in net assets resulting
  from operations                           $128,636     193,460     185,929
                                            ================================

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended April 30,

                                              1997        1996        1995

Net increase in net assets resulting
    from operations:
  Investment income - net                   $155,234     164,047     176,099
  Net realized gain (loss) on investments      4,717       5,803      10,950
  Change in net unrealized appreciation
    or depreciation on investments          (31,315)      23,610     (1,120)
                                          __________________________________
                                             128,636     193,460     185,929

Distributions to unit holders:
  Investment income - net                  (153,782)   (162,215)   (172,000)
  Principal from investment transactions     (2,705)     (3,352)           -
                                          __________________________________
                                           (156,487)   (165,567)   (172,000)

Unit redemptions (170, 150 and 322 in
    1997, 1996 and 1995, respectively):
  Principal portion                        (170,737)   (152,793)   (316,147)
  Net interest accrued                       (4,701)     (3,435)     (8,450)
                                          __________________________________
                                           (175,438)   (156,228)   (324,597)
                                          __________________________________
Total increase (decrease) in net assets    (203,289)   (128,335)   (310,668)

Net assets:
  At the beginning of the year             2,687,454   2,815,789   3,126,457
                                          __________________________________

  At the end of the year (including
    distributable funds applicable to
    Trust units of $33,402, $39,326,
    and $37,783 at April 30, 1997,
    1996 and 1995, respectively)          $2,484,165   2,687,454   2,815,789
                                          ==================================

Trust units outstanding at the end
  of the year                                  2,458       2,628        2,778

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 21, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $953 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at April 30, 1997 follows:

               Unrealized appreciation                             $149,453
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $149,453
                                                                   ========


3.  Insurance

The issuers of all of the bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio). Such insurance coverage continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended April 30,
            distribution
                plan                                  1997      1996     1995

             Monthly                                 $60.43     60.42    60.78
             Semi-annual                              61.15     60.99    61.34


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended April 30,

                                                    1997      1996      1995

Interest income                                    $62.58     62.84     63.13
Expenses                                            (2.19)    (2.01)    (2.07)
                                                _____________________________
    Investment income - net                         60.39     60.83     61.06

Distributions to unit holders:
  Investment income - net                          (60.72)   (60.63)   (60.99)
  Principal from investment transactions            (1.07)    (1.23)        -

Net gain (loss) on investments                     (10.58)    10.05      5.00
                                                _____________________________
    Total increase (decrease) in net assets        (11.98)     9.02      5.07

Net assets:
  Beginning of each year                         1,022.62  1,013.60  1,008.53
                                                _____________________________

  End of each year                              $1,010.64  1,022.62  1,013.60
                                                =============================


                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          NEW MEXICO TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 36
                                 3,169 UNITS

PROSPECTUS
Part One
Dated August 26,1996

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Ohio State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State Ohio Trust, Series 36 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Ohio, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Ohio State and local income taxes under existing law. At July 16, 1997, each Unit represented a 1/3,169 undivided interest in the principal and net income of the Trust (see "The Fund" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested). At July 16, 1997, the Public Offering Price per Unit was $996.39 plus net interest accrued to date of settlement (three business days after such date) of $10.95 and $16.30 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 6.44% per annum on July 16, 1997, and 6.39% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.20% per annum on July 16, 1997, and 3.14% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 36
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                             $2,810,000
Number of Units                                                         3,169
Fractional Undivided Interest in the Trust per Unit                   1/3,169
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                        $3,062,838
  Aggregate Value of Bonds per Unit                                   $966.50
  Sales Charge 3.093% (3.0% of Public Offering Price)                  $29.89
  Public Offering Price per Unit                                      $996.39*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($29.89 less than the Public Offering Price per Unit)               $966.50*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                   $671,000

Date Trust Established                                        August 21, 1991
Mandatory Termination Date                                  December 31, 2040
Evaluator's Fee: $1,007 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                       Maximum of $.25
  of the Sponsor                                            per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 36
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                    Semi-
                                                         Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                       $65.88     $65.88
  Less:  Estimated Annual Expense                         $2.23      $1.70
  Estimated Net Annual Interest Income                   $63.65     $64.18
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                   $63.65     $64.18
  Divided by 12 and 2, Respectively                       $5.30     $32.09
Estimated Daily Rate of Net Interest Accrual               $.1768     $.1783
Estimated Current Return Based on Public
  Offering Price                                           6.39%      6.44%
Estimated Long-Term Return Based on Public
  Offering Price                                           3.14%      3.20%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 142, The First Trust of Insured Municipal
Bonds  - Multi-State, Ohio Trust, Series 36

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, Ohio Trust, Series 36 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 142, The First Trust of Insured Municipal Bonds - Multi-State, Ohio Trust, Series 36 at April 30, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
July 25, 1997

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 36

                     STATEMENT OF ASSETS AND LIABILITIES

                                April 30, 1997


                                    ASSETS

Municipal bonds, at market value (cost $3,022,852)
  (Note 1)                                                        $3,095,756
Accrued interest                                                      69,191
Cash                                                                   4,908
                                                                  __________
                                                                   3,169,855


                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                   31,779
  Accrued liabilities                                                    135
                                                                  __________
                                                                      31,914
                                                                  __________

Net assets, applicable to 3,226 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $3,022,852
  Net unrealized appreciation (Note 2)                   72,904
  Distributable funds                                    42,185
                                                     __________

                                                                  $3,137,941
                                                                  ==========

Net asset value per unit                                             $972.70
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 142
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                                OHIO TRUST, SERIES 36

                         PORTFOLIO - See notes to portfolio.

                                    April 30, 1997


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(e)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Hospital Facilities Revenue, Series 1989 A
  (Mercy Health System, Province of Cincinnati),
  County of Clermont, Ohio, (AMBAC Insured)                                1999 @ 102
  (c) (d)                                            7.50%     9/01/2019   2000 @ 100 S.F.    AAA       $400,000     431,690
County of Fairfield, Ohio, Hospital Facilities
  Improvement Revenue, Series 1991A (Lancaster-
  Fairfield Community Hospital) (MBIA Insured)
  (c)(d)                                             7.10      6/15/2021   2001 @ 102         AAA        500,000     549,430
City of Hamilton, Ohio, Electric System Mortgage
  Revenue, 1988 Series (FGIC Insured) (c)(d)         8.00     10/15/2022   1998 @ 102         AAA        390,000     417,339
City of Marysville, Ohio, Water System Mortgage
  Revenue, Series 1991 (MBIA Insured) (c) (d)        7.05     12/01/2021   2001 @ 101         AAA        400,000     438,700
Northeast Ohio Regional Sewer District,
  Wastewater Improvement Revenue,
  Series 1991 (AMBAC Insured) (c) (d)                6.50     11/15/2016   2001 @ 101         AAA        250,000     268,482
City of Oberlin, Ohio, Sewerage System First
  Mortgage Revenue, Series 1988 (BIG Insured)
  (c) (d)                                            7.80     12/15/2008   1998 @ 102         AAA        435,000     466,581
Ohio Water Development Authority, State of Ohio,
  Collateralized Pollution Control, Revenue
  Refunding, 1990 Series A (The Toledo Edison
  Company Project) (FSA Insured) (c)                 7.75      5/15/2019   2000 @ 102         AAA        485,000     523,534
                                                                                                      ______________________

                                                                                                      $2,860,000   3,095,756
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 36

                              NOTES TO PORTFOLIO

                                April 30, 1997


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. All of Bonds in the Trust are subject to call within five years.

(b)   The ratings shown are those effective at April 30, 1997.

(c)   Insurance has been obtained by the Bond issuer.

(d) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(e)   The Trust consists of seven obligations of issuers located in Ohio.
      None of the Bonds in the Trust are general obligations of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 2; Electric, 2; Sewer, 2; and Water, 1. Approximately 31%, 31% and 24% of the aggregate principal amount of the Bonds consist of electric revenue bonds, healthcare revenue bonds and sewer revenue bonds, respectively. Each of six Bond issues represents 10% or single family residential mortgage more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 91%. The largest such issue represents approximately 17%.


[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
          THE FIRST TRUST OF INSURED MUNICIPAL BONDS  - MULTI-STATE
                            OHIO TRUST, SERIES 36

                           STATEMENTS OF OPERATIONS


                                                  Year ended April 30,

                                              1997        1996        1995

Interest income                             $218,244     224,685    224,920

Expenses:
  Trustee's fees and related expenses        (4,955)     (4,599)    (4,644)
  Evaluator's fees                           (1,007)     (1,007)    (1,007)
  Supervisory fees                             (843)       (853)      (854)
                                            _______________________________
    Investment income - net                  211,439     218,226    218,415

Net gain (loss) on investments:
  Net realized gain (loss)                   (1,605)       (764)      (262)
  Change in net unrealized appreciation
    or depreciation                         (65,617)       4,899   (11,452)
                                            _______________________________
                                            (67,222)       4,135   (11,714)
                                            _______________________________
Net increase in net assets resulting
  from operations                           $144,217     222,361    206,701
                                            ===============================

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 36

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended April 30,

                                              1997        1996        1995

Net increase in net assets resulting
    from operations:
  Investment income - net                   $211,439     218,226     218,415
  Net realized gain (loss) on investments    (1,605)         764       (262)
  Change in net unrealized appreciation
    or depreciation on investments          (65,617)       4,899    (11,452)
                                          __________________________________
                                             144,217     222,361     206,701

Distributions to unit holders:
  Investment income - net                  (212,428)   (216,577)   (220,101)
  Principal from investment transactions    (16,024)     (3,629)           -
                                          __________________________________
                                           (228,452)   (220,206)   (220,101)

Unit redemptions (146, 39 and 5 in 1997,
    1996 and 1995, respectively):
  Principal portion                        (142,177)    (38,849)     (4,733)
  Net interest accrued                       (2,337)     (1,056)        (74)
                                          __________________________________
                                           (144,514)    (39,905)     (4,807)
                                          __________________________________
Total increase (decrease) in
  net assets                               (228,749)    (37,750)    (18,207)

Net assets:
  At the beginning of the year             3,366,690   3,404,440   3,422,647
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $42,185, $50,598
    and $43,282 at April 30, 1997,
    1996 and 1995, respectively)          $3,137,941   3,366,690   3,404,440
                                          ==================================

Trust units outstanding at the end
  of the year                                  3,226       3,372       3,411

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 36

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 21, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $1,007 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at April 30, 1997 follows:

               Unrealized appreciation                              $94,930
               Unrealized depreciation                             (22,026)
                                                                    _______

                                                                    $72,904
                                                                    =======


3.  Insurance

The issuers of all of the bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio). Such insurance coverage continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                                   Year ended April 30,
            distribution
                plan                                  1997      1996     1995

             Monthly                                 $63.98     63.49    64.23
             Semi-annual                              64.66     64.02    64.75


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                      Year ended April 30,

                                                    1997      1996      1995


Interest income                                    $66.02     65.97     65.86
Expenses                                            (2.06)    (1.90)    (1.90)
                                                 ____________________________
    Investment income - net                         63.96     64.07     63.96

Distributions to unit holders:
  Investment income - net                          (64.34)   (63.73)   (64.46)
  Principal from investment transactions            (4.92)    (1.07)        -

Net gain (loss) on investments                     (20.43)     1.08     (3.37)
                                                 ____________________________
    Total increase (decrease) in
      net assets                                   (25.73)      .35     (3.87)

Net assets:
  Beginning of the year                            998.43    998.08  1,001.95
                                                 ____________________________

  End of the year                                 $972.70    998.43    998.08
                                                 ============================


                     THE FIRST TRUST COMBINED SERIES 142
          THE FIRST TRUST OF INSURED MUNICIPAL BONDS  - MULTI-STATE
                            OHIO TRUST, SERIES 36

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5
                                 2,325 UNITS


PROSPECTUS
Part One
Dated August 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Minnesota State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust Advantage, Minnesota Trust, Series 5 (the "Trust") is a fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Minnesota, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Minnesota State and local income taxes under existing law. At July 16, 1997, each Unit represented a 1/2,325 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.2% of the Public Offering Price (3.306% of the amount invested). At July 16, 1997, the Public Offering Price per Unit was $809.71 plus net interest accrued to date of settlement (three business days after such date) of $9.61 and $13.77 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 6.16% per annum on July 16, 1997, and 6.12% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.15% per annum on July 16, 1997, and 3.10% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,750,000
Number of Units                                                          2,325
Fractional Undivided Interest in the Trust per Unit                    1/2,325
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,822,333
  Aggregate Value of Bonds per Unit                                    $783.80
  Sales Charge 3.306% (3.2% of Public Offering Price)                   $25.91
  Public Offering Price per Unit                                      $809.71*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($25.91 less than the Public Offering Price per Unit)               $783.80*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $562,000

Date Trust Established                                         August 21, 1991
Mandatory Termination Date                                   December 31, 2040
Evaluator's Fee: $843 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5
             SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 16, 1997
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank

PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                    Semi-
                                                         Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $51.72   $51.72
  Less:  Estimated Annual Expense                            $2.17    $1.80
  Estimated Net Annual Interest Income                      $49.55   $49.92
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $49.55   $49.92
  Divided by 12 and 2, Respectively                          $4.13   $24.96
Estimated Daily Rate of Net Interest Accrual                  $.1376   $.1387
Estimated Current Return Based on Public Offering Price       6.12%    6.16%
Estimated Long-Term Return Based on Public Offering Price     3.10%    3.15%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        THIS PAGE LEFT INTENTIONALLY BLANK

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 142, The First Trust Advantage,
Minnesota Trust, Series 5

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 142, The First Trust Advantage, Minnesota Trust, Series 5 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 142, The First Trust Advantage, Minnesota Trust, Series 5 at April 30, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
July 25, 1997

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5

                     STATEMENT OF ASSETS AND LIABILITIES

                                April 30, 1997


                                    ASSETS

Municipal bonds, at market value (cost $1,730,881) (Note 1)       $1,816,266
Accrued interest                                                      35,266
Cash                                                                   5,558
                                                                  __________
                                                                   1,857,090

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                   12,147
  Accrued liabilities                                                    132
                                                                  __________
                                                                      12,279
                                                                  __________

Net assets, applicable to 2,335 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,730,881
  Net unrealized appreciation (Note 2)                   85,385
  Distributable funds                                    28,545
                                                     __________

                                                                  $1,844,811
                                                                  ==========

Net asset value per unit                                             $790.07
                                                                  ==========

[FN]

               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 142
                              THE FIRST TRUST ADVANTAGE
                              MINNESOTA TRUST, SERIES 5

                         PORTFOLIO - See notes to portfolio.

                                    April 30, 1997


                                                    Coupon
                                                   interest   Date of       Redemption                 Principal     Market
 Name of issuer and title of bond(f)                 rate     maturity    provisions(a)    Rating(b)     amount      value
                                                                                          (Unaudited)

City of Minneapolis, Minnesota and The
  Housing and Redevelopment Authority of
  the City of Saint Paul, Minnesota, Health
  Care System Revenue (Health One Obligated
  Group) Series 1990C (e)                           8.00%      8/15/2019   2000 @ 102         AAA       $580,000     645,864
Northern Municipal Power Agency (Minnesota),
  Electric System Revenue Refunding,                                       1999 @ 102
    Series 1989 A - Uninsured                       7.25       1/01/2016   2012 @ 100 S.F.    A          430,000     450,945
    Series 1989 A - AMBAC Insured                      - (c)   1/01/2010                      AAA        135,000      66,297
Owatonna, Minnesota, Public Utilities,
  Revenue (e)                                       6.75       1/01/2016   2001 @ 100         A1(d)      250,000     266,480
City of Robbinsdale, Minnesota, Hospital
  Revenue (North Memorial Medical Center
  Project), Series 1989 (AMBAC Insured) (e)         7.375      1/01/2019   1999 @ 102         AAA        260,000     276,242
Wright County, Minnesota, General Obligation,
  Capital Improvement Plan, Series 1990 A
  (the "Capital Improvement Plan") (e)              7.00      12/01/2009   1999 @ 100         NR         105,000     110,438
                                                                                                      ______________________

                                                                                                      $1,760,000   1,816,266
                                                                                                      ======================

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5

                              NOTES TO PORTFOLIO

                                April 30, 1997


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 92% of the aggregate principal amount of the Bonds in the Trust is subject to call within four years.

(b) The ratings shown are those effective at April 30, 1997. All ratings are by Standard & Poor's Corporation unless otherwise indicated ("NR" indicates no rating).

(c) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on February 2, 1989 at a price of 21.658% of their original principal amount.

(d)   Rating by Moody's Investors Service, Inc.

(e) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(f) The Trust consists of five obligations of issuers located in Minnesota. One of the Bonds in the Trust, representing approximately 6% of the aggregate principal amount of Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Electric, 1; Utility, 1; and Health Care, 2. Approximately 48% and 32% of the aggregate principal amount of the Bonds consist of health care revenue bonds and electric revenue bonds, respectively. Each of four Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 94%. The largest such issue represents approximately 33%.


[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5

                           STATEMENTS OF OPERATIONS


                                                  Year ended April 30,

                                              1997        1996        1995

Interest income                              $135,688    172,823      191,829

Expenses:
  Trustee's fees and related expenses         (3,706)    (4,042)      (4,233)
  Evaluator's fees                              (843)      (843)        (843)
  Supervisory fees                              (619)      (707)        (736)
                                             ________________________________
    Investment income - net                   130,520    167,231      186,017

Net gain (loss) on investments:
  Net realized gain (loss)                      1,439     19,302        2,638
  Change in net unrealized appreciation
    or depreciation                          (38,329)   (27,574)     (19,755)
                                             ________________________________
                                             (36,890)    (8,272)     (17,117)
                                             ________________________________

Net increase in net assets resulting
  from operations                             $93,630    158,959      168,900
                                             ================================

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended April 30,

                                              1997        1996        1995

Net increase in net assets
    resulting from operations:
  Investment income - net                     $130,520    167,231     186,017
  Net realized gain (loss) on
    investments                                  1,439     19,302       2,638
  Change in net unrealized appreciation
    or depreciation on investments            (38,329)   (27,574)    (19,755)
                                           __________________________________
                                                93,630    158,959     168,900

Distributions to unit holders:
  Investment income - net                    (133,913)  (165,353)   (185,553)
  Principal from investment transactions     (198,015)  (313,623)           -
                                           __________________________________
                                             (331,928)  (478,976)   (185,553)
Unit redemptions (140, 395 and 74 in
  1997, 1996 and 1995, respectively):
  Principal portion                          (121,862)  (369,846)    (72,866)
  Net interest accrued                         (1,912)    (8,057)       (981)
                                           __________________________________
                                             (123,774)  (377,903)    (73,847)
                                           __________________________________
Total increase (decrease) in net assets      (362,072)  (697,920)    (90,500)

Net assets:
  At the beginning of the year               2,206,883  2,904,803   2,995,303
                                           __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $28,545, $36,555
    and $42,461 at April 30, 1997, 1996
    and 1995, respectively)                 $1,844,811  2,206,883   2,904,803
                                            =================================

Trust units outstanding at the end
  of the year                                    2,335      2,475       2,870

[FN]

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 21, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $843 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at April 30, 1997 follows:

               Unrealized appreciation                              $85,385
               Unrealized depreciation                                    -
                                                                    _______

                                                                    $85,385
                                                                    =======

3.  Other Information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                             Year ended April 30,
            distribution
                plan                          1997        1996        1995

             Monthly                         $55.83       61.20       63.52
             Semi-annual                      56.44       61.70       64.09


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                  Year ended April 30,

                                             1997        1996        1995


Interest income                              $56.78       62.78       66.01
Expenses                                      (2.16)      (2.03)      (2.00)
                                           ________________________________
    Investment income - net                   54.62       60.75       64.01

Distributions to unit holders:
  Investment income - net                    (56.01)     (61.34)     (63.81)
  Principal from investment transactions     (84.66)    (115.60)          -

Net gain (loss) on investments               (15.55)      (4.27)      (5.50)
                                           ________________________________
    Total increase (decrease) in
      net assets                            (101.60)    (120.46)      (5.30)

Net assets:
  Beginning of the year                      891.67    1,012.13    1,017.43
                                           ________________________________

  End of the year                           $790.07      891.67    1,012.13
                                           ================================

                     THE FIRST TRUST COMBINED SERIES 142
                          THE FIRST TRUST ADVANTAGE
                          MINNESOTA TRUST, SERIES 5

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



          The First Trust(registered trademark) Combined Series

PROSPECTUS                         NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                   ONLY BE USED WITH PART ONE
Dated May 30, 1997                                     AND PART THREE

IN THE OPINION OF COUNSEL, INTEREST INCOME TO THE TRUSTS AND TO THE UNIT HOLDERS, WITH CERTAIN EXCEPTIONS, IS EXEMPT UNDER EXISTING LAW FROM ALL FEDERAL INCOME TAXES. IN ADDITION, THE INTEREST INCOME TO THE TRUSTS IS, IN THE OPINION OF SPECIAL COUNSEL, EXEMPT TO THE EXTENT INDICATED FROM STATE AND LOCAL TAXES WHEN HELD BY RESIDENTS OF THE STATE IN WHICH THE ISSUERS OF THE BONDS IN SUCH TRUSTS ARE LOCATED. CAPITAL GAINS, IF ANY, ARE SUBJECT TO TAX.

THE FIRST TRUST COMBINED SERIES (the "Fund") consists of underlying separate unit investment trusts (the "Trusts"). The various trusts are collectively referred to herein as the "Trusts" while all Trusts that are not designated as "The First Trust Advantage" are sometimes collectively referred to herein as the "Insured Trusts" and a Trust with the name designation of "The First Trust of Insured Municipal Bonds, Discount Trust" or "The First Trust Advantage: Discount Trust" is sometimes referred to herein as a "Discount Trust." Each Trust consists of a portfolio of interest-bearing obligations, issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income of each Trust is, in the opinion of Special Counsel, exempt to the extent indicated from state and local income taxes when held by residents of the state in which the issuers of the Bonds in such Trust are located. The securities in a Discount Trust are acquired at prices which result in a Discount Trust portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. All of the Bonds in an Intermediate Trust mature within 8 to 12 years of the Initial Date of Deposit. All of the Bonds in a Short Intermediate Trust mature within 3 to 6 years of the Initial Date of Deposit. All of the Bonds in a Long Intermediate Trust mature within 10 to 15 years of the Initial Date of Deposit. The portfolio for each Trust, essential information based thereon and financial statements, including a report of independent auditors relating to the series of the Fund offered hereby, are contained in Part One to which reference should be made for such information.

INSURANCE GUARANTEEING THE SCHEDULED PAYMENTS OF PRINCIPAL AND INTEREST ON ALL BONDS IN THE PORTFOLIO OF EACH INSURED TRUST HAS BEEN OBTAINED FROM FINANCIAL GUARANTY INSURANCE COMPANY AND/OR AMBAC INDEMNITY CORPORATION BY THE INSURED TRUSTS OR WAS DIRECTLY OBTAINED BY THE BOND ISSUER, THE UNDERWRITERS, THE SPONSOR OR OTHERS PRIOR TO THE INITIAL DATE OF DEPOSIT FROM FINANCIAL GUARANTY INSURANCE COMPANY, AMBAC INDEMNITY CORPORATION, OR OTHER INSURERS (THE "PREINSURED BONDS"). INSURANCE OBTAINED BY AN INSURED TRUST APPLIES ONLY WHILE BONDS ARE RETAINED IN SUCH TRUST, WHILE INSURANCE ON PREINSURED BONDS IS EFFECTIVE SO LONG AS SUCH BONDS ARE OUTSTANDING. PURSUANT TO AN IRREVOCABLE COMMITMENT OF FINANCIAL GUARANTY INSURANCE COMPANY, AND/OR AMBAC INDEMNITY CORPORATION IN THE EVENT OF A SALE OF A BOND INSURED UNDER AN INSURANCE POLICY OBTAINED BY AN INSURED TRUST, THE TRUSTEE HAS THE RIGHT TO OBTAIN PERMANENT INSURANCE FOR SUCH BOND UPON THE PAYMENT OF A SINGLE PREDETERMINED INSURANCE PREMIUM FROM THE PROCEEDS OF THE SALE OF SUCH BOND. THE INSURANCE, IN EITHER CASE, RELATES ONLY TO THE BONDS IN THE INSURED TRUSTS AND NOT TO THE UNITS OFFERED HEREBY. AS A RESULT OF SUCH INSURANCE, THE UNITS OF EACH INSURED TRUST HAVE RECEIVED A RATING OF "AAA" BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC. ("STANDARD & POOR'S"). SEE "WHY AND HOW ARE THE INSURED TRUSTS INSURED?" ON PAGE 12. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENTS.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

  All Parts of the Prospectus Should be Retained for Future Reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For convenience the Prospectus is divided into sections which give general information about the Fund and specific information such as the public offering price, distributions and tax status for each Trust.

The Objectives of the Fund are conservation of capital through investment in portfolios of tax-exempt bonds and income exempt from Federal and applicable state and local income taxes although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Federal Alternative Minimum Tax. ACCORDINGLY, CERTAIN ARKANSAS, IDAHO, KANSAS, MAINE, MISSISSIPPI AND NEBRASKA TRUSTS MAY BE APPROPRIATE ONLY FOR INVESTORS WHO ARE NOT SUBJECT TO THE ALTERNATIVE MINIMUM TAX. CERTAIN BONDS IN THE OKLAHOMA TRUSTS ARE SUBJECT TO OKLAHOMA STATE INCOME TAXES. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers, obligors and/or insurers to meet their respective obligations.

Distributions to Unit holders may be reinvested as described herein. See "How Can Distributions to Unit Holders be Reinvested?"

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Bonds. See "How May Units be Redeemed?" With respect to each Insured Trust, neither the bid nor offering prices of the underlying Bonds or of the Units, absent situations in which Bonds are in default in payment of principal or interest or in significant risk of such default, include value attributable to the portfolio insurance obtained by such Trust. See "Why and How are the Insured Trusts Insured?"

                     THE FIRST TRUST COMBINED SERIES

What is The First Trust Combined Series?

The First Trust Combined Series (the "Fund") is one of a series of investment companies created by the Sponsor under the name of The First Trust Combined Series, all of which are generally similar but each of which is separate and is designated by a different series number. This Series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund"). Each Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor. Only Units of a National Trust may be offered for sale to residents of the State of Illinois. Only Units of an Indiana Trust and/or a National Trust may be offered for sale to residents of the State of Indiana. Only Units of a Virginia Trust and/or a National Trust may be offered for sale to residents of the State of Virginia. Only Units of a Washington Trust and/or a National Trust may be offered for sale to residents of Washington. On the Initial Date of Deposit, the Sponsor deposited with the Trustee interest-bearing obligations, including delivery statements relating to contracts for the purchase of certain such obligations and irrevocable letters of credit issued by a financial institution in the amounts required for such purchases (the "Bonds"). The Trustee thereafter credited the account of the Sponsor for Units of each Trust representing the entire ownership of the Fund which Units are being offered hereby.

The objectives of the Fund are Federal tax-exempt income and state and local tax-exempt income and conservation of capital through investment in portfolios of interest-bearing obligations issued by or on behalf of the state for which such Trust is named (collectively, the "State Trusts"), and counties, municipalities, authorities and political subdivisions thereof, the Commonwealth of Puerto Rico and other territories or municipalities of the United States, or authorities or political subdivisions thereof, the interest on which obligations is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income tax and, where applicable, state and local taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax and certain Bonds in the Oklahoma Trusts are subject to Oklahoma State Income Taxes. The current market value of certain of the obligations in a Discount Trust were significantly below face value when the obligations were acquired by such Trust. The prices at which the obligations are acquired result in a Discount Trust's portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. Insurance guaranteeing the scheduled payment of all principal and interest on Bonds in the Trusts with the name designation of "The First Trust of Insured Municipal Bonds," "The First Trust of Insured Municipal Bonds-Intermediate" or "The First Trust of Insured Municipal Bonds-Multi-State" (the "Insured Trusts") has been obtained by such Trusts from Financial Guaranty Insurance Company ("Financial Guaranty") and/or AMBAC Indemnity Corporation ("AMBAC Indemnity") or was obtained directly by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit from Financial Guaranty, AMBAC Indemnity, or other insurers (the "Preinsured Bonds"). NO PORTFOLIO INSURANCE POLICY HAS BEEN OBTAINED BY THE TRUSTS WITH THE NAME DESIGNATION OF "THE FIRST TRUST ADVANTAGE" (THE "ADVANTAGE TRUSTS"). The portfolio insurance obtained by the Insured Trusts is effective only while the Bonds thus insured are held in such Trusts, while insurance on Preinsured Bonds is effective so long as such Bonds are outstanding. See "Why and How are the Insured Trusts Insured?" THERE IS, OF COURSE, NO GUARANTEE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. AN INVESTMENT IN THE FUND SHOULD BE MADE WITH AN UNDERSTANDING OF THE RISKS WHICH AN INVESTMENT IN FIXED RATE LONG-TERM DEBT OBLIGATIONS MAY ENTAIL, INCLUDING THE RISK THAT THE VALUE OF THE UNITS WILL DECLINE WITH INCREASES IN INTEREST RATES.

Neither the Public Offering Price of the Units of an Insured Trust nor any evaluation of such Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by such Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-How is the Public Offering Price Determined?" On the other hand, the value of insurance obtained by the Bond issuer, the Sponsor or others is reflected and included in the market value of such Bonds.

Insurance obtained by an Insured Trust or by the Bond issuer, the Sponsor or others is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancelable policy for the scheduled payment of interest and principal on the Bonds is issued by the insurer. A single premium is paid by the Bond issuer, the underwriters, the Sponsor or others for Preinsured Bonds and a monthly premium is paid by each Insured Trust for the insurance obtained by such Trust except for Bonds in such Trust which are insured by the Bond issuer, the underwriters, the Sponsor or others in which case no premiums for insurance are paid by such Trust. Upon the sale of a Bond insured under the insurance policy obtained by an Insured Trust, the Trustee has the right to obtain permanent insurance from Financial Guaranty and/or AMBAC Indemnity with respect to such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust of the Fund is eligible to be sold on an insured basis. Standard & Poor's and Moody's Investors Service, Inc. have rated the claims-paying ability of Financial Guaranty and AMBAC Indemnity "AAA" and "Aaa," respectively. See "Why and How are the Insured Trusts Insured?"

In selecting Bonds, the following facts, among others, were considered:
(i) the Standard & Poor's rating or Fitch Investors Service, Inc.'s rating of the Bonds was in no case less than "BBB" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A-" in the case of other Advantage Trusts, or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A" in the case of other Advantage Trusts, including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Fund (see "Description of Bond Ratings"); (ii) the prices of the Bonds relative to other bonds of comparable quality and maturity; (iii) with respect to the Insured Trusts, the availability and cost of insurance of the principal and interest on the Bonds and (iv) the diversification of Bonds as to purpose of issue and location of issuer. Subsequent to the Initial Date of Deposit, a Bond may cease to be rated or its rating may be reduced below the minimum required as of the Initial Date of Deposit. Neither event requires elimination of such Bond from the portfolio, but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" The Portfolio appearing in Part One contains Bond ratings, when available, for the Bonds listed at the date shown.

Certain of the Bonds in the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. The market discount of previously issued bonds will increase when interest rates for newly issued comparable bonds increase and decrease when such interest rates fall, other things being equal. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust.

Certain of the Bonds in the Trusts may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the Bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. The current value of an original discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the Bonds approach maturity.

Certain of the original issue discount bonds may be Zero Coupon Bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero Coupon Bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero Coupon bond features include (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While Zero Coupon Bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection.

Certain of the Bonds in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued bonds of comparable rating and type. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemptions are more likely to occur at times when the Bonds have an offering side valuation which represents a premium over par, or for original issue discount Bonds, a premium over the accreted value. To the extent that the Bonds were deposited in the Fund at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium bonds generally pay a higher rate of interest than bonds priced at or below par, the effect of the redemption of premium bonds would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such bonds bears to the total par amount of Bonds in the Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Bonds that are redeemed, it can be anticipated that the Estimated Net Annual Unit Income will be significantly reduced after the dates on which such Bonds are eligible for redemption. The Trust may be required to sell Zero Coupon Bonds prior to maturity (at their current market price which is likely to be less than their par value) in order to pay expenses of the Trust or in case the Trust is terminated. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" and "Other Information-How May the Indenture be Amended or Terminated?"

Certain of the Bonds in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other Bonds in the Trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different Bonds in the Fund, both within a particular classification and between classifications, depending on numerous factors.

Certain of the Bonds in the Trusts may be healthcare revenue bonds. Healthcare revenue bonds are obligations of issuers whose revenues are primarily derived from services provided by hospitals or other healthcare facilities, including nursing homes. A healthcare issuer's ability to make debt service payments on these obligations is dependent on various factors, including occupancy levels of the facility, demand, government regulations, wages of employees, overhead expenses, competition from other similar providers, malpractice insurance costs and the degree of governmental competition from other similar providers, malpractice insurance costs and the degree of governmental financial assistance, including Medicare and Medicaid and other similar third-party payer programs.

Certain of the Bonds in the Trusts may be housing revenue bonds. Housing revenue bonds are obligations of issuers whose revenues are primarily derived from mortgage loans on single family residences or housing projects for low to moderate income families. Housing revenue bonds are generally payable at any time and therefore their average life will ordinarily be less than their stated maturities. The ability of such issuers to make debt service payments on these obligations is dependent on various factors, including occupancy levels, rental income, mortgage default rates, taxes, operating expenses, governmental regulations and the appropriation of subsidies.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, increased federal, state and municipal government regulations, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation.

Certain of the Bonds in the Trusts may be lease obligations issued primarily by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (i.e., schools, administrative offices, convention centers and prisons) or the purchase of equipment (i.e., police cars and computer systems) that will be used by a state or local government (the "lessee"). These obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year, or construction and abatement risk-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee.

Certain of the Bonds in the Trusts may be industrial revenue bonds ("IRBs"), tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. Debt service payments on IRBs are dependent on various factors, including the creditworthiness of the corporate operator of the project and, if applicable, corporate guarantor, revenues generated from the project and, if applicable, corporate guarantor, revenues generated from the project and regulatory and environmental restrictions.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The ability of issuers to make debt service payments on airport obligations is dependent on the capability of airlines to meet their obligations under use agreements. Due to increased competition, deregulation, increased fuel costs and other factors, many airlines may have difficulty meeting their obligations under these use agreements. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Certain of the Bonds in the Trusts may be obligations of issuers which govern the operation of schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S. policies and programs that are being reviewed and may be eliminated.

The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar) and tourism. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Since World War II the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rico sugar production. The level of tourism is affected by various factors including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section 936 of the Internal Revenue Code provides for a credit against Federal income taxes for U.S. companies operating on the island if certain requirements are met. The Omnibus Budget Reconciliation Act of 1993 imposes limits on such credit, effective for tax years beginning after 1993. In addition, from time to time proposals are introduced in Congress which, if enacted into law, would eliminate some or all of the benefits of Section 936. Although no assessment can be made at this time of the precise effect of such limitation, it is expected that the limitation of Section 936 credits would have a negative impact on Puerto Rico's economy.

The foregoing information constitutes only a brief summary of some of the financial difficulties which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of the Bonds are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Bonds, could affect or could have an adverse impact on the financial condition of Puerto Rico and various agencies and political subdivisions located in Puerto Rico. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Trusts to pay interest on or principal of the Bonds.

Interest on certain of the Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be an item of tax preference for purposes of the Alternative Minimum Tax ("AMT"). The investment by non-AMT individual taxpayers in AMT municipal bonds generally results in a higher yield to such bondholders than non-AMT municipal bonds. Since a portion of the interest from certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts is an AMT preference item, certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts may be more appropriate for investors who are not subject to AMT.

Investors should be aware that many of the Bonds in the Trusts are subject to continuing requirements such as the actual use of Bond proceeds or manner of operation of the project financed from Bond proceeds that may affect the exemption of interest on such Bonds from Federal income taxation. Although at the time of issuance of each of the Bonds in the Trusts an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuers or other obligors on such obligations will fulfill the various continuing requirements established upon issuance of the Bonds. A failure to comply with such requirements may cause a determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Bonds, thereby reducing the value of the Bonds and subjecting Unit holders to unanticipated tax liabilities.

Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. Certain of the Bonds contained in the Trusts may be subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to optional redemption provisions, sinking fund provisions, special or extraordinary redemption provisions or otherwise. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par or, in the case of a zero coupon bond, at the accreted value from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par (or for original issue discount bonds at issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium) of all or a portion of an issue upon the occurrence of certain circumstances. The exercise of redemption or call provisions will (except to the extent the proceeds of the called Bonds are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the long-term return and the current return on Units of each Trust. Redemption pursuant to call provisions is more likely to occur, and redemption pursuant to sinking fund provisions may occur, when the Bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value. Unit holders may recognize capital gain or loss upon any redemption or call.

To the best knowledge of the Sponsor, there is no litigation pending as of the date hereof in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trusts. At any time after the date hereof, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as for example suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Fund has received opinions of bond counsel to the issuing authority of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income taxes and state and local taxes. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the Bonds.

What are Estimated Long-Term Return and Estimated Current Return?

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return, under the monthly, quarterly (if applicable) and semi-annual (if applicable) distribution plans, are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Any change in either amount will result in a change in the Estimated Current Return. For each Trust, the Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds and the Net Annual Interest Income per Unit will change as Bonds are redeemed, paid, sold or exchanged in certain refundings or as the expenses of each Trust change. Therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor, the expenses and sales charge associated with each Unit of a Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. Neither rate reflects the true return to Unit holders, which is lower, because neither includes the effect of certain delays in distributions to Unit holders.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. For The First Trust Combined Series 198-208, each Trust contains an amount of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Bonds from the later of the last payment date on the Bonds or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" appearing in Part One for each Trust for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds generally is paid semi-annually, although each Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For The First Trust Combined Series 1-197, except through an advancement of its own funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee will recover its advancements without interest or other costs to such Trust from interest received on the Bonds in the Trust. When these advancements have been recovered, regular distributions of interest to Unit holders will commence. See "Rights of Unit Holders-How are Interest and Principal Distributed?" Interest account balances are established with generally positive cash balances so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with interest distributions.

For The First Trust Combined Series 198-208, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For The First Trust Combined Series 209 and subsequent Series, in an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest (if any) and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest, if any) held in the Interest Account for distributions to Unit holders and since such Account is non-interest-bearing to Unit holders, the Trustee benefits thereby.

Why and How are the Insured Trusts Insured?

THE FOLLOWING DISCUSSION IS APPLICABLE ONLY TO THE INSURED TRUSTS. THE BONDS IN THE PORTFOLIO OF AN ADVANTAGE TRUST ARE NOT INSURED BY
INSURANCE OBTAINED BY THE FUND.

All Bonds in the portfolio of an Insured Trust are insured as to the scheduled payment of interest and principal by policies obtained by each Insured Trust from Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"), a New York stock insurance company, or AMBAC Indemnity Corporation ("AMBAC Indemnity" or "AMBAC"), a Wisconsin-domiciled stock insurance company, or obtained by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit directly from Financial Guaranty, AMBAC Indemnity or other insurers (the "Preinsured Bonds"). The insurance policy obtained by each Insured Trust is noncancellable and will continue in force for such Trust so long as such Trust is in existence and the Bonds described in the policy continue to be held by such Trust (see "Portfolio" for each Insured Trust). Nonpayment of premiums on the policy obtained by each Insured Trust will not result in the cancellation of insurance, but will permit Financial Guaranty and/or AMBAC Indemnity to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Bonds protected by the policy obtained by each Insured Trust are fixed for the life of such Trust. The premium for any Preinsured Bonds has been paid in advance by the Bond issuer, the underwriters, the Sponsor or others and any such policy or policies are noncancellable and will continue in force so long as the Bonds so insured are outstanding and the insurer and/or insurers thereof remain in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy, or if the rating assigned to the claims-paying ability of such insurer deteriorates, Financial Guaranty and/or AMBAC Indemnity has no obligation to insure any issue adversely affected by either of the above described events. A monthly premium is paid by each Insured Trust for the insurance obtained by such Trust, which is payable from the interest income received by such Trust. In the case of Preinsured Bonds, no premiums for insurance are paid by the Insured Trust.

Financial Guaranty Insurance Company. Under the provisions of the aforementioned portfolio insurance issued by Financial Guaranty, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Bonds covered by the policy which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest, except that when the interest on a Bond shall have been determined, as provided in the underlying documentation relating to such Bond, to be subject to Federal income taxation, "due for payment" also means, when referring to the principal of such Bond, the date on which such Bond has been called for mandatory redemption as a result of such determination of taxability, and when referring to interest on such Bond, the accrued interest at the rate provided in such documentation to the date on which such Bond has been called for such mandatory redemption, together with any applicable redemption premium. The term "due for payment" will not include, when referring to either the principal of a Bond or the interest on a Bond, any acceleration of payment unless such acceleration is at the sole option of Financial Guaranty.

Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Bond, appurtenant coupon or right to payment of principal or interest on such Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment thereof.

Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Bond covered under a policy obtained by an Insured Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance only if upon such exercise the Insured Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis. The insurance premium with respect to each Bond eligible for Permanent Insurance is determined based upon the insurability of each Bond as of the Initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond.

Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1996, the total capital and surplus of Financial Guaranty was approximately $1,093,256,000. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number (212) 312-3000) or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Financial Condition Property/Casualty Bureau (telephone number (212) 621-0389).

In addition, Financial Guaranty is currently licensed to write insurance in all fifty states and the District of Columbia.

The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof.

AMBAC Indemnity Corporation ("AMBAC Indemnity"). The Insurance Policy of AMBAC Indemnity obtained by an Insured Trust is noncancellable and will continue in force for so long as the Bonds described in the Insurance Policy are held by an Insured Trust. A monthly premium is paid by an Insured Trust for the Insurance Policy obtained by it. The Trustee will pay, when due, successively, the full amount of each installment of the insurance premium. Pursuant to a binding agreement with AMBAC Indemnity, in the event of a sale of a Bond covered by the AMBAC Indemnity Insurance Policy, the Trustee has the right to obtain permanent insurance for such Bond upon payment of a single predetermined premium from the proceeds of the sale of such Bond.

Under the terms of the Insurance Policy, AMBAC Indemnity agrees to pay to the Trustee that portion of the principal of and interest on the Bonds insured by AMBAC Indemnity which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond so insured, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest.

AMBAC Indemnity will make payment to the Trustee not later than thirty days after notice from the Trustee is received by AMBAC Indemnity that a nonpayment of principal or of interest on a Bond has occurred, but not earlier than the date on which the Bonds are due for payment. AMBAC Indemnity will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer in exchange for delivery of Bonds, not less in face amount than the amount of the payment in bearer form, free and clear of all liens and encumbrances and uncancelled. In cases where Bonds are issuable only in a form whereby principal is payable to registered holders or their assigns, AMBAC Indemnity shall pay principal only upon presentation and surrender of the unpaid Bonds uncancelled and free of any adverse claim, together with an instrument of assignment in satisfactory form, so as to permit ownership of such Bonds to be registered in the name of AMBAC Indemnity or its nominee. In cases where Bonds are issuable only in a form whereby interest is payable to registered holders or their assigns, AMBAC Indemnity shall pay interest only upon presentation of proof that the claimant is the person entitled to the payment of interest on the Bonds and delivery of an instrument of assignment, in satisfactory form, transferring to AMBAC Indemnity all right under such Bonds to receive the interest in respect of which the insurance payment was made.

AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in fifty states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,550,327,507 (unaudited) and statutory capital of approximately $1,446,559,894 (unaudited) as of December 31, 1996. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

The information relating to AMBAC Indemnity contained above has been furnished by AMBAC Indemnity. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

In determining whether to insure bonds, Financial Guaranty and/or AMBAC Indemnity has applied its own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. This decision is made prior to the Initial Date of Deposit, as bonds not covered by such insurance are not deposited in an Insured Trust, unless such bonds are Preinsured Bonds. The insurance obtained by an Insured Trust covers Bonds deposited in such Trust and physically delivered to the Trustee in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds or registered in the name of the Trustee or its nominee in the case of Bonds held in book-entry form. Contracts to purchase Bonds are not covered by the insurance obtained by an Insured Trust although Bonds underlying such contracts are covered by insurance upon physical delivery to the Trustee.

Insurance obtained by each Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others does not guarantee the market value of the Bonds or the value of the Units of such Trust. The insurance obtained by an Insured Trust is effective only as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, the insurance terminates as to such Bond on the date of sale. In the event of a sale of a Bond insured by an Insured Trust, the Trustee has the right to obtain Permanent Insurance upon the payment of an insurance premium from the proceeds of the sale of such Bond. Except as indicated below, insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bonds not covered by Permanent Insurance. See "Public Offering-How is the Public Offering Price Determined?" herein for a more complete description of the Evaluator's method of valuing defaulted Bonds and Bonds which have a significant risk of default. Insurance on a Preinsured Bond is effective as long as such Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

A contract of insurance obtained by an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and/or AMBAC Indemnity and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof, nor AMBAC Indemnity nor its parent, AMBAC, Inc., or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation and/or AMBAC Inc. have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty and/or AMBAC Indemnity. Neither the Fund nor the Units of a Trust nor the portfolio of such Trust is insured directly or indirectly by FGIC Corporation and/or AMBAC Inc.

MBIA Insurance Corporation. MBIA Insurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all fifty states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

As of December 31, 1995, MBIA had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1996, MBIA had admitted assets of $4.5 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.3 billion (audited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG 1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

Capital Guaranty Insurance Company. On December 20, 1995, Capital Guaranty Corporation ("CGC") merged with a subsidiary of Financial Security Assurance Holdings Ltd. and Capital Guaranty Insurance Company, CGC's principal operating subsidiary, changed its name to Financial Security Assurance of Maryland Inc. ("FSA Maryland") and became a wholly-owned subsidiary of Financial Security Assurance Inc. For further description, see "Financial Security Assurance Inc." herein. The address of FSA Maryland and its telephone number are Steuart Tower, One Market

Plaza, San Francisco, CA 94105-1413 and (415) 995-8000.

CapMAC. CapMAC is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 49 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. CapMAC insures structured asset-backed, corporate and other financial obligations in the domestic and foreign capital markets. CapMAC may also provide financial guarantee reinsurance for structured asset-backed, corporate and municipal obligations written by other major insurance companies.

CapMAC's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc. ("Moody's"), "AAA" by Standard & Poor's, and "AAA" by Duff & Phelps, Inc. ("Duff & Phelps"). Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

CapMAC is wholly owned by CapMAC Holdings Inc. ("Holdings"), a company that is owned by a group of institutional and other investors, including CapMAC's management and employees. CapMAC commenced operations on December 24, 1987 as an indirect, wholly-owned subsidiary of Citibank (New York State), a wholly-owned subsidiary of Citicorp. On June 25, 1992, Citibank (New York State) sold CapMAC to Holdings (the "Sale").

Neither Holdings nor any of its stockholders is obligated to pay any claims under any surety bond issued by CapMAC or any debts of CapMAC or to make additional capital contributions.

CapMAC is regulated by the Superintendent of Insurance of the State of New York. In addition, CapMAC is subject to regulation by the insurance departments of the other jurisdictions in which it is licensed. CapMAC is subject to periodic regulatory examinations by the same regulatory authorities.

CapMAC is bound by insurance laws and regulations regarding capital transfers, limitations upon dividends, investment of assets, changes in control, transactions with affiliates and consolidations and acquisitions. The amount of exposure per risk that CapMAC may retain, after giving effect to reinsurance, collateral or other securities, is also regulated. Statutory and regulatory accounting practices may prescribe appropriate rates at which premiums are earned and the levels of reserves required. In addition, various insurance laws restrict the incurrence of debt, regulate permissible investments of reserves, capital and surplus, and govern the form of surety bonds.

CapMAC's obligations under the Surety Bond(s) may be reinsured. Such reinsurance does not relieve CapMAC of any of its obligations under the Surety Bond(s).

THE SURETY BONDS ARE NOT COVERED BY THE PROPERTY/CASUALTY INSURANCE SECURITY FUND SPECIFIED IN ARTICLE 76 OF THE NEW YORK INSURANCE LAW.

In connection with the Sale, Holdings and CapMAC entered into an Ownership Policy Agreement (the "Ownership Policy Agreement"), which sets forth Holdings' intent with respect to its ownership and control of CapMAC and provides for certain policies and agreements with respect to Holdings' exercise of its control of CapMAC. In the Ownership Policy Agreement, Holdings has agreed that, during the term of the Ownership Policy Agreement, it will not and will not permit any stockholder of Holdings to enter into any transaction the result of which would be a change of control (as defined in the Ownership Policy Agreement) of CapMAC, unless the long-term debt obligations or claims-paying ability of the person which would control CapMAC after such transaction or its direct or indirect parent are rated in a high investment grade category, unless Holdings or CapMAC has confirmed that CapMAC's claims-paying ability rating by Moody's (the "Rating") in effect immediately prior to any such change of control will not be downgraded by Moody's upon such change of control or unless such change of control occurs as a result of a public offering of Holdings' capital stock.

In addition, the Ownership Policy Agreement includes agreements (i) not to change the "zero-loss" underwriting standards or policies and procedures of CapMAC in a manner that would materially and adversely affect the risk profile of CapMAC's book of business, (ii) that CapMAC will adhere to the aggregate leverage limitations and maintain capitalization levels considered by Moody's from time to time as consistent with maintaining CapMAC's Rating and (iii) that until CapMAC's statutory capital surplus and contingency reserve ("qualified statutory capital") equal $250 million, CapMAC will maintain a specified amount of qualified statutory capital in excess of the amount of qualified statutory capital that CapMAC is required at such time to maintain under the aggregate leverage limitations set forth in Article 69 of the New York Insurance Law.

The Ownership Policy Agreement will terminate on the earlier of the date on which a change of control of CapMAC occurs and the date on which CapMAC and Holdings agree in writing to terminate the Ownership Policy Agreement; provided that, CapMAC or Holdings has confirmed that CapMAC's Rating in effect immediately prior to any such termination will not be downgraded upon such termination.

As of December 31, 1996, CapMAC had statutory capital and surplus of approximately $260,217,105 and had not incurred any debt obligations.
Article 69 of the New York State Insurance Law requires that CapMAC establishes and maintains the contingency reserve.

Copies of CapMAC's financial statements prepared in accordance with statutory accounting standards, which differ from generally accepted accounting principles, and filed with the Insurance Department of the State of New York are available upon request. CapMAC is located at 885 Third Avenue, New York, New York 10022, and its telephone number is
(212) 755-1155.

Financial Security Assurance. Financial Security Assurance Inc.
("Financial Security") is a monoline insurance company incorporated in 1984 under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged in the business of writing financial guaranty insurance, principally in respect of securities offered in domestic and foreign markets. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer. Financial Security and its subsidiaries principally insure asset-backed, collateralized and municipal securities. Asset-backed securities are generally supported by residential mortgage loans, consumer or trade receivables, securities or other assets having an ascertainable cash flow or market value. Collateralized securities include public utility first mortgage bonds and sale/leaseback obligation bonds. Municipal securities consist largely of general obligation bonds, special revenue bonds and other special obligations of state and local governments. Financial Security insures both newly issued securities sold in the primary market and outstanding securities sold in the secondary market that satisfy Financial Security's underwriting criteria.

Financial Security is a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., U S West Capital Corporation and The Tokio Marine and Fire Insurance Co. Ltd. No shareholder of Financial Security is obligated to pay any debt of Financial Security or its subsidiaries or any claim under any insurance policy issued by Financial Security or its subsidiaries or to make any additional contribution to the capital of Financial Security or its subsidiaries. As of December 31, 1996, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $675,944,000 (unaudited) and $411,732,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $815,332,000 (audited), and $359,972,000 (audited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention Communications Department. Financial Security's telephone number is (212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its domestic operating insurance company subsidiaries (including FSA Maryland) are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security and FSA Maryland reinsure a portion of their liabilities under certain of their financial guaranty insurance policies with other reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit the obligations of Financial Security or FSA Maryland under any financial guaranty insurance policy.

The claims-paying ability of Financial Security and FSA Maryland is rated "Aaa" by Moody's Investors Service, Inc., and "AAA" by Standard & Poor's Rating Services, Nippon Investors Service Inc. and Standard & Poor's (Australia) Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Connie Lee Insurance Company. Connie Lee Insurance Company ("Connie Lee"), a stock insurance company incorporated in Wisconsin, is a wholly-owned subsidiary of College Construction Loan Insurance Association ("CCLIA"), a stockholder-owned District of Columbia insurance holding company whose creation was authorized by the 1986 amendments to the Higher Education Act. The United States Department of Education ("DOE") and Student Loan Marketing Association ("Sallie Mae") are founding shareholders of College Construction Loan Insurance Association. Connie Lee is not an agency or instrumentality of the United States Government, although the United States Government is a stockholder of CCLIA. The obligations of Connie Lee are not obligations of the United States Government. As a federally authorized company, Connie Lee's structure and operational authorities are subject to revision by amendments to the Higher Education Act or other federal enactments.

Various bills containing provisions relating to the privatization of Connie Lee ("Connie Lee Privatization Legislation") are pending in the United States Congress. If enacted in the form included in these bills, the Connie Lee Privatization Legislation would, among other things, remove the restrictions that limit the types of obligations Connie Lee is permitted to insure and would authorize Connie Lee to engage in any business appropriate for any other fully private corporation. The Connie Lee Privatization Legislation would also provide for the disposition of the stock in CCLIA held by DOE and for the repeal of substantially all of the provisions of the Higher Education Act pertaining to the structure and other operational authorities of Connie Lee. While one bill containing the Connie Lee Privatization Legislation was passed by the House of Representatives in September of 1995 and companion legislation has been introduced in the Senate, it cannot be predicted whether, or in what form, the Connie Lee Privatization Legislation or other federal legislation affecting Connie Lee will ultimately be enacted into law, or the effect that any such enactment may ultimately have on Connie Lee.

As of December 31, 1996, the total policyholders' surplus of Connie Lee was $110,443,108 (unaudited) and total admitted assets were $232,533,675 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin in Connie Lee's financial statements prepared in accordance with statutory accounting principles applicable to insurance companies. Copies of these financial statements are available from Connie Lee upon request.

CCLIA's consolidated annual (audited) and quarterly (unaudited) financial statements prepared in accordance with generally accepted accounting principles are filed periodically with the Nationally Recognized Municipal Securities Information Repositories designated under Rule 15c2-12 of the Securities and Exchange Commission. The information contained in these financial statements is incorporated herein by reference. Copies of these financial statements are available from Connie Lee upon request.

Standard & Poor's has rated the claims-paying ability of Connie Lee "AAA".

Connie Lee makes no representation regarding the Bonds or the advisability of investing in the Bonds. The above rating is not a recommendation to buy, sell or hold the Connie Lee insured Bonds and such rating is subject to the revision or withdrawal at any time by the rating agency. Any downward revision or withdrawal of the rating may have an adverse effect on the market price of the Connie Lee insured Bonds.

The address of Connie Lee's administrative offices and its telephone number are 1299 Pennsylvania Avenue, N.W., Washington, D.C. 20004 and
(202) 835-0090.

Because the Bonds in each Insured Trust are insured as to the scheduled payment of principal and interest and on the basis of the financial condition of the insurance companies referred to above, Standard & Poor's has assigned to units of each Insured Trust its "AAA" investment rating. This is the highest rating assigned to securities by Standard & Poor's. See "Description of Bond Ratings." The obtaining of this rating by each Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of each Insured Trust or the Units of such Trust. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of each Trust or sales by each Trust of Bonds for less than the purchase price paid by such Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Bonds. Such rating will be in effect for a period of thirteen months from the Initial Date of Deposit of an Insured Trust and will, unless renewed, terminate at the end of such period. There is no guarantee that the "AAA" investment rating with respect to the Units of an Insured Trust will be maintained.

An objective of portfolio insurance obtained by such Insured Trust is to obtain a higher yield on the Bonds in the portfolio of such Trust than would be available if all the Bonds in such portfolio had the Standard & Poor's "AAA" and/or Moody's Investors Service, Inc. "Aaa" rating(s) and at the same time to have the protection of insurance of scheduled payment of interest and principal on the Bonds. There is, of course, no certainty that this result will be achieved. Bonds in a Trust for which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc.) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's Investors Service, Inc. In selecting Bonds for the portfolio of each Insured Trust, the Sponsor has applied the criteria herein before described.

What is the Federal Tax Status of Unit Holders?

See Part Three for each Trust.

FOR INFORMATION WITH RESPECT TO EXEMPTION FROM STATE OR OTHER LOCAL TAXES, SEE PART THREE FOR EACH TRUST.

What are the Expenses and Charges?

With the exception of bookkeeping and other administrative services provided to the Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Special Trust Information" in each Part One of this Prospectus, the Sponsor will not receive any fee in connection with its activities relating to the Trusts. For Series 49 and all subsequent Series, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in each Trust on January 1 of each year except for Trusts which were established subsequent to the last January 1, in which case the fee will be based on the number of Units outstanding in such Trusts as of the respective Initial Dates of Deposit.

For each valuation of the Bonds in a Trust, the Evaluator will receive a fee as indicated in Part One of this Prospectus. The Trustee pays certain expenses of each Trust for which it is reimbursed by such Trust.

The Trustee will receive for its ordinary recurring services to a Trust an annual fee computed as indicated in Part One of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Trust to the extent funds are available and then from the Principal Account of such Trust. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Fund is expected to result from the use of these funds. However, the Trustee may bear from its own resources certain expenses relating to a Trust.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services and supervisory services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such Services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

The annualized cost of the portfolio insurance obtained by the Fund for each Insured Trust is indicated in Part One for each Trust in a Series of the Fund. The portfolio insurance continues so long as such Trust retains the Bonds thus insured. Premiums are payable monthly in advance by the Trustee on behalf of such Trust. As Bonds in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of premium will be reduced in respect of those Bonds no longer owned by and held in the Trust which were insured by insurance obtained by such Trust. Preinsured Bonds for which insurance has been obtained from Financial Guaranty and/or AMBAC Indemnity or, beginning with Series 25 and all subsequent Series, other insurers, are not insured by such Trust. The premium payable for Permanent Insurance will be paid solely from the proceeds of the sale of such Bond in the event the Trustee exercises the right to obtain Permanent Insurance on a Bond. The premiums for such Permanent Insurance with respect to each Bond will decline over the life of the Bond. An Advantage Trust is not insured; accordingly, there are no premiums for insurance payable by such Trust.

The following additional charges are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indenture, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, are contemplated); and expenditures incurred in contacting Unit holders upon termination of the Trust. The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds of a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts of the Trust.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of each Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per Unit. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust plus the amount of Purchased Interest of a Trust (if any) and interest accrued to the date of settlement. All expenses incurred in maintaining a market, other than the fees of the Evaluator and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. Prospectuses relating to certain other bond funds indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of a Trust in secondary market transactions. As in the First Trust Combined Series, the purchase price per unit of such bond funds will depend primarily on the value of the securities in the Portfolio of the applicable Trust.

The Public Offering Price of Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds in a Trust plus the amount of Purchased Interest of a Trust (if any) and the appropriate sales charge determined in accordance with the schedule set forth below, based upon the number of years remaining to the maturity of each Bond in the portfolio of the Trust, adjusting the total to reflect the amount of any cash held in or advanced to the principal account of the Trust and dividing the result by the number of Units of such trust then outstanding. The minimum sales charge on Units will be 3% of the Public Offering Price (equivalent to 3.093% of the net amount invested). For purposes of computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The offering price of Bonds in the Trust may be expected to be greater than the bid price of such Bonds by approximately 1-2% of the aggregate principal amount of such Bonds.

The effect of this method of sales charge computation will be that different sales charge rates will be applied to each of the various Bonds in the Trusts based upon the maturities of such bonds, in accordance with the following schedule:

                                     Secondary Offering Period Sales Charge
                                       Percentage              Percentage
                                       of Public               of Net
                                       Offering                Amount
Years to Maturity                      Price                   Invested
__________________                     ___________             ___________
0 Months to 1 Year                     1.00%                   1.010%
1 but less than 2                      1.50                    1.523
2 but less than 3                      2.00                    2.041
3 but less than 4                      2.50                    2.564
4 but less than 5                      3.00                    3.093
5 but less than 6                      3.50                    3.627
6 but less than 7                      4.00                    4.167
7 but less than 8                      4.50                    4.712
8 but less than 9                      5.00                    5.263
9 but less than 10                     5.50                    5.820
10 or more                             5.80                    6.157

There will be no reduction of the sales charges for volume purchases. A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold by such dealer and dealers will not be eligible for additional concessions for Units sold pursuant to the above schedule.

An investor may aggregate purchases of Units of two or more consecutive series of a particular State, National, Discount, Intermediate, Long Intermediate or Short Intermediate Trust for purposes of calculating the discount for volume purchases listed above. Additionally, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such person) of the Sponsor and broker/dealers and their subsidiaries and vendors providing services to the Sponsor, may purchase Units of the Trusts during the secondary market at the Public Offering Price less the concession the Sponsor typically allows broker/dealers.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from the Sponsor or any one broker/dealer and, for purposes of calculating the applicable sales charge, purchases of Units in the Fund will be aggregated with concurrent purchases by the same person from the Sponsor or such broker/dealer of Units in any series of tax-exempt unit investment trusts sponsored by Nike Securities L.P. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser will be deemed, for the purpose of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

From time to time the Sponsor may implement programs under which broker/dealers and other selling agents of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of broker/dealers and other selling agents may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such broker/dealer or other selling agent that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying broker/dealers and other selling agents for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

The aggregate price of the Bonds in each Trust is determined by the evaluator (the "Evaluator"), on the basis of bid prices (1) on the basis of current market prices for the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (2) if such prices are not available for any of the Bonds, on the basis of current market prices for comparable bonds; (3) by determining the value of the Bonds by appraisal; or (4) by any combination of the above. Unless Bonds are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by an Insured Trust. On the other hand, the value of insurance obtained by the issuer of Bonds in a Trust is reflected and included in the market value of such Bonds.

The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Bonds") and which are covered by insurance obtained by an Insured Trust, the value of the insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty and/or AMBAC Indemnity to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Bonds and the insurance obtained by an Insured Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940.

The Evaluator will be requested to make a determination of the aggregate price of the Bonds in each Trust, on a bid price basis, as of the close of trading on the New York Stock Exchange on each day on which it is open, effective for all sales, purchases or redemptions made subsequent to the last preceding determination.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made three business days following such order or shortly thereafter. See

"Rights of Unit Holders-How May Units Be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market (see "Public Offering-Will There be a Secondary Market?") may be offered by this Prospectus at the secondary market public offering price determined in the manner described above.

It is the intention of the Sponsor to qualify Units of the Fund for sale in a number of states. Sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price per Unit for each State, Discount or National Trust, 3.0% of the Public Offering Price for an Intermediate or Long Intermediate Trust, and 2.5% of the Public Offering Price per Unit for a Short Intermediate Trust. Notwithstanding the foregoing, broker/dealers or other selling agents who purchase, in the aggregate, $250,000 of the Trusts on any day will receive a volume concession or agency commission of $40.00 per Unit. However, resales of Units of a Trust by such broker/dealers and other selling agents to the public will be made at the Public Offering Price described in this Prospectus. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Fund available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the amounts indicated above. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which Underwriters and dealers of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of an Underwriter or dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will allow to any such Underwriter or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

What are the Sponsor's Profits?

The Sponsor and participating dealers will receive a maximum gross sales commission equal to 5.8% of the Public Offering Price of the Units of each State Trust (equivalent to 6.157% of the net amount invested), 5.8% of the Public Offering Price of the Units of a National or Discount Trust (equivalent to 6.157% of the net amount invested), 4.7% of the Public Offering Price of the Units of an Intermediate or Long Intermediate Trust (equivalent to 4.932% of the net amount invested), and 3.7% of the Public Offering Price of the Units of a Short Intermediate Trust (equivalent to 3.842% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?"

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Bonds in each Trust) and the price at which Units are resold (which price is also based on the bid prices of the Bonds in each Trust and includes a maximum sales charge of 5.8% for a State Trust, 5.8% for a National or Discount Trust, 4.7% for an Intermediate or Long Intermediate Trust and 3.7% for a Short Intermediate Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How are Certificates Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made five business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification. Certificates for Units will bear an appropriate notation on their face indicating which plan of distribution has been selected in respect thereof. When a change is made, the existing certificate must be surrendered to the Trustee and a new certificate issued to reflect the then currently effective plan of distribution. There is no charge for this service.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred for reasons other than to change the plan of distribution, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

Record Dates for the distribution of interest under the semi-annual distribution plan are the fifteenth day of June and December with the Distribution Dates being the last day of the month in which the related Record Date occurs. It is anticipated that an amount equal to approximately one-half of the amount of net annual interest income per Unit will be distributed on or shortly after each Distribution Date to Unit holders of record on the preceding Record Date. Record Dates for monthly distributions of interest are the fifteenth day of each month. The Distribution Dates for distributions of interest under the monthly plan is the last day of each month in which the related Record Date occurs. See "Special Trust Information" appearing in each Part I of this Prospectus.

The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each year, approximately six weeks prior to the end of May, the Trustee will furnish each Unit holder a card to be returned to the Trustee not more than thirty nor less than ten days before the end of such month. Unit holders desiring to change the plan of distribution in which they are participating may so indicate on the card and return same, together with their certificate, to the Trustee. If the card and certificate are returned to the Trustee, the change will become effective as of June 16 of that year. If the card and certificate are not returned to the Trustee, the Unit holder will be deemed to have elected to continue with the same plan for the following twelve months.

The pro rata share of cash in the Principal Account of each Trust will be computed as of the fifteenth day of each month, and distributions to the Unit holders of such Trust as of such Record Date will be made on the dates specified in Part One. Proceeds from the disposition of any of the Bonds of such Trust (less any premiums due with respect to Bonds for which the Trustee has exercised the right to obtain Permanent Insurance) received after such Record Date and prior to the following Distribution Date will be held in the Principal Account of such Trust and not distributed until the next Distribution Date. The Trustee is not required to make a distribution from the Principal Account of a Trust unless the amount available for distribution shall equal at least $1.00 per Unit.

The Trustee will credit to the Interest Account of each Trust all interest received by such Trust, including that part of the proceeds (including insurance proceeds if any, paid to an Insured Trust) of any disposition of Bonds which represents accrued interest. Other receipts will be credited to the Principal Account of such Trust. The distribution to the Unit holders of a Trust as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the holder's pro rata share of the estimated annual income of such Trust after deducting estimated expenses. Except through an advancement of its own Funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account of such Trust on the ensuing Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase, under the applicable plan of distribution. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds).

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account of each Trust and, to the extent funds are not sufficient therein, from the Principal Account of each Trust, amounts necessary to pay the expenses of such Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account of a Trust such amounts as may be necessary to cover redemption of Units of such Trust by the Trustee.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

Distribution Reinvestment Option. The Sponsor has entered into an arrangement with Oppenheimer Management Corporation, which permits any Unit holder of a Trust to elect to have each distribution of interest income or principal on his Units automatically reinvested in shares of either the Oppenheimer Intermediate Tax-Exempt Bond Fund (the "Intermediate Series") or the Oppenheimer Insured Tax-Exempt Bond Fund (the "Insured Series"). Oppenheimer Management Corporation is the investment adviser of each Series which are open-end, diversified management investment companies. The investment objective of the Intermediate Series is to provide a high level of current interest income exempt from Federal income tax through the purchase of investment grade securities. The investment objective of the Insured Series is to provide as high a level of current interest income exempt from Federal income tax as is consistent with the assurance of the scheduled receipt of interest and principal through insurance and the preservation of capital (the income of either Series may constitute an item of preference for determining the Federal alternative minimum tax). The objectives and policies of each Series are presented in more detail in the prospectus for each Series.

Each person who purchases Units of a Trust may contact the Trustee to request a prospectus describing each Series and a form by which such person may elect to become a participant in a Distribution Reinvestment Option with respect to a Series. Each distribution of interest income or principal on the participant's Units will automatically be applied by the Trustee to purchase shares (or fractions thereof) of a Series without a sales charge and with no minimum investment requirements.

The shareholder service agent for each Series will mail to each participant in the Distribution Reinvestment Option confirmations of all transactions undertaken for such participant in connection with the receipt of distributions from The First Trust Combined Series and the purchase of shares (or fractions thereof) of a Series.

A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and Oppenheimer Management Corporation each have the right to terminate the Distribution Reinvestment Option, in whole or in part.

It should be remembered that even if distributions are reinvested through the Universal Distribution Option or the Distribution
Reinvestment Option they are still treated as distributions for income tax purposes.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders of each Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the last business day of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of a Trust of record, a statement as to (1) the Interest Account: interest received by such Trust (including amounts representing interest received upon any disposition of Bonds of such Trust), the amount of such interest representing insurance proceeds (if applicable), deductions for payment of applicable taxes and for fees and expenses of the Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) the Principal Account: the dates of disposition of any Bonds of such Trust and the net proceeds received therefrom (excluding any portion representing interest and the premium attributable to the exercise of the right, if applicable, to obtain Permanent Insurance), deduction for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) the Bonds held and the number of Units of such Trust outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) the amounts actually distributed during such calendar year from the Interest Account and from the Principal Account of such Trust, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Date for such distributions.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Bonds in their Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of each plan of distribution so that Unit holders may be informed regarding the results of the other plan or plans of distribution.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Purchased Interest (if any) and other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account of a Trust or, if the balance therein is insufficient, from the Principal Account of such Trust. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Redemption Price per Unit will be determined on the basis of the bid price of the Bonds in a Trust and the amount of Purchased Interest of the Trust (if any), as of the close of trading on the New York Stock Exchange on the date any such determination is made. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee on the basis of (1) the cash on hand in the Trust or moneys in the process of being collected, (2) the value of the Bonds in such Trust based on the bid prices of the Bonds, except for those cases in which the value of the insurance, if applicable, has been added, and (3) Purchased Interest (if any) and any other interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation then being made. The Evaluator may determine the value of the Bonds in a Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or
(4) by any combination of the above. In determining the Redemption Price per Unit for an Insured Trust, no value will be attributed to the portfolio insurance covering the Bonds in such Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default. On the other hand, Bonds insured under a policy obtained by the Bond issuer, the underwriters, the Sponsor or others are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Bonds. See "Why and How are the Insured Trusts Insured?" For a description of the situations in which the evaluator may value the insurance obtained by an Insured Trust, see "Public Offering-How is the Public Offering Price Determined?"

The difference between the bid and offering prices of such Bonds may be expected to average 1-2% of the principal amount. In the case of actively traded bonds, the difference may be as little as 1/2 of 1% and, in the case of inactively traded bonds, such difference usually will not exceed 3%. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder and may be less than the par value of the Securities represented by the Units so redeemed.

The Trustee is empowered to sell underlying Bonds in a Trust in order to make funds available for redemption. To the extent that Bonds are sold, the size and diversity of such Trust will be reduced. Such sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which for certain Trusts includes Purchased Interest, it may purchase such Units by notifying the Trustee before 12:00 p.m. Eastern time on the next succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Bonds be Removed from the Fund?

The Trustee is empowered to sell such of the Bonds in each Trust on a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary to meet redemption requests or pay expenses to the extent funds are unavailable. As described in the following paragraph and in certain other unusual circumstances for which it is determined by the Depositor to be in the best interests of the Unit holders or if there is no alternative, the Trustee is empowered to sell Bonds in a Trust which are in default in payment of principal or interest or in significant risk of such default and for which value has been attributed to the insurance, if any, obtained by the Trust. See "How May Units be Redeemed?" The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in a Trust in the event of advanced refunding. The Sponsor may from time to time act as agent for a Trust with respect to selling Bonds out of a Trust. From time to time, the Trustee may retain and pay compensation to the Sponsor subject to the restrictions under the Investment Company Act of 1940, as amended.

If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor, either pursuant to the portfolio insurance, if any, or otherwise, within thirty days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

The Sponsor shall instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the written opinion of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future. Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unit holder of the affected Trust, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this paragraph and under "What is the First Trust Combined Series?" for Failed Bonds, the acquisition by a Trust of any securities other than the Bonds initially deposited is prohibited.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1996, the total partners' capital of Nike Securities L.P.
was $9,005,203 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other
Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Fund which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units of any Trust issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds of any Trust initially deposited in a Trust, except for the substitution of certain refunding securities for Bonds or New Bonds for Failed Bonds. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

Each Trust may be liquidated at any time by consent of 100% of the Unit holders of such Trust or by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the aggregate principal amount of the Bonds initially deposited in the Trust or by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by the Underwriters, including the Sponsor. If a Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of such Trust the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held thereunder, but in no event shall it continue beyond the Mandatory Termination Date as indicated in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of such Trust. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by such Trust, will distribute to each Unit holder of such Trust (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Booth & Baron, 122 East 42nd Street, Suite 1507, New York, New York 10168, acts as special counsel for the Fund for New York tax matters for Series 1, 2 and 3 of the Fund. Winston & Strawn (previously named Cole & Deitz), 175 Water Street, New York, New York 10038 acts as counsel for the Trustee and as special counsel for the Fund for New York Tax matters for Series 4-125 of the Fund. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, acts as counsel for the Trustee and as special counsel for the Fund for New York tax matters for Series 126 and subsequent Series of the Fund. For information with respect to state and local tax matters, including the State Trust special counsel for such matters, see Part Three for each Trust.

Experts

The statements of net assets, including the portfolios, of each Trust contained in Part One of the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                      DESCRIPTION OF BOND RATINGS*

Standard & Poor's. A brief description of the applicable Standard & Poor's rating symbols and their meanings follow:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

ll.  Nature of and provisions of the obligation;

lll. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA-Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.**

AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable. Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

<N>
________________

*  As published by the rating companies.

** Bonds insured by Financial Guaranty Insurance Company, AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation, Connie Lee Insurance Company, Financial Security Assurance and Capital Guaranty Insurance Company are automatically rated "AAA" by Standard & Poor's.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1-Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(---)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc. A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings follow:

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

CONTENTS:

The First Trust Combined Series:
What is The First Trust Combined Series?                  3
What are Estimated Long-Term Return and
   Estimated Current Return?                              8
How are Purchased Interest and Accrued
    Interest Treated?                                     9
Why and How are the Insured Trusts Insured?              10
What is the Federal Tax Status of Unit Holders?          17
What are the Expenses and Charges?                       17
Public Offering:
   How is the Public Offering Price Determined?          18
   How are Units Distributed?                            21
   What are the Sponsor's Profits?                       21
Rights of Unit Holders:
   How are Certificates Issued and Transferred?          22
   How are Interest and Principal Distributed?           22
   How can Distributions to Unit Holders be
      Reinvested?                                        23
   What Reports will Unit Holders Receive?               24
   How May Units be Redeemed?                            25
   How May Units be Purchased by the Sponsor?            26
   How May Bonds be Removed from the Fund?               26
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                   26
   Who is the Trustee?                                   27
   Limitations on Liabilities of Sponsor and Trustee     27
   Who is the Evaluator?                                 27
Other Information:
   How May the Indenture be Amended or
      Terminated?                                        28
   Legal Opinions                                        28
   Experts                                               28
   Description of Bond Ratings                           29

                                __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL INFORMATION SET FORTH IN THE
REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                    FIRST TRUST(REGISTERED TRADEMARK)
                             THE FIRST TRUST
                             COMBINED SERIES

                               Prospectus
                                 Part Two
                              May 30, 1997

                    First Trust (registered trademark)
                   1001 Warrenville Road, Suite 300
                         Lisle, Illinois 60532
                            1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE
                             AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

                         LOUISIANA TRUST SERIES
         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated June 30, 1997                              PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds, when held by residents of the state in which the issuers of such Bonds are located, from state income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt, the interest on which is excluded from Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes when received by the Trusts and when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to the extent that such interest accrued on such Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unit holders holding securities that are substantially identical to the Bonds. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to most corporations. Investors with questions regarding these issues should consult their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax applicable to all taxpayers (including non-corporate taxpayers) subject to the alternative minimum tax and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year. For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been made that would extend the Superfund Tax. Under the provisions of
Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Louisiana Tax Status of Unit Holders

The following opinion applies to Louisiana Trusts that on the Initial Date of Deposit contained only Bonds of issuers located in Louisiana. At the time of the closing for each Louisiana Trust, Special Counsel to the Fund for Louisiana tax matters, which relied explicitly on the opinion of Chapman and Cutler regarding Federal income tax matters, rendered an opinion under then existing Louisiana income tax law applicable to taxpayers whose income is subject to Louisiana income taxation substantially to the effect that:

The State of Louisiana imposes a tax upon the net income of resident individuals, and with certain exceptions, resident corporations, estates and trusts, and upon the income from Louisiana sources of non-resident individuals, corporations, estates and trusts.

The mere ownership of Units will not subject a nonresident Unit holder to the tax jurisdiction of Louisiana. Amounts received by a nonresident Unit holder (who may for other reasons be subject to the tax jurisdiction of Louisiana) with respect to Units held outside of Louisiana will not constitute income from Louisiana sources, upon which the Louisiana income tax would be imposed.

In the case of resident individuals, the calculation of Louisiana tax table income begins with Federal adjusted gross income with certain modifications, including the addition of interest on obligations of a state or political subdivision thereof other than Louisiana. However, Louisiana law specifically provides that interest on obligations of the State of Louisiana, its political subdivisions, public corporations created by them and constituted authorities thereof authorized to issue obligations on their behalf, title to which obligations are vested with a resident individual shall be excluded from tax table income and are exempt from Louisiana income taxation. In addition, to the extent that any such interest paid to a Unit holder is derived from the proceeds of a bond insurance policy issued to the Trustee of the Fund or under individual policies obtained by the issuer of the Bonds, the underwriter, the Sponsor or others, such interest would be exempt from Louisiana income tax.

In the case of corporations, estates, trusts, insurance companies and foreign corporations, interest received upon obligations of the State of Louisiana, or any political or municipal subdivision thereof, is exempt from Louisiana income taxation.

A Louisiana Trust is not an "association" taxable as a corporation under Louisiana law with the result that income of a Louisiana Trust will be deemed to be income of the Unit holders.

Interest on the Bonds that is exempt from Louisiana income tax when received by a Louisiana Trust will retain its tax-exempt status when received by the Unit holders.

As a general rule, to the extent that gain (or loss) from the sale of obligations held by a Louisiana Trust (whether as a result of the sale of such obligations by a Louisiana Trust or as a result of the sale of a Unit by a Unit holder) is includable in (or deductible in the calculation of) the Federal adjusted gross income of a resident individual or the Federal taxable income of a resident corporation, estate or trust, such gain will be included (or loss deducted) in the calculation of the Unit holder's Louisiana taxable income.

The State of Louisiana does not impose an intangible tax on investments, and therefore, Unit holders will not be subject to Louisiana intangibles tax on their Units of a Louisiana Trust.

The following opinion applies to Louisiana Trusts that on the Initial Date of Deposit contained Bonds of issuers located in Louisiana and Bonds of issuers located in the Commonwealth of Puerto Rico. At the time of the closing for each Louisiana Trust, Special Counsel to the Fund for Louisiana tax matters rendered an opinion under then existing Louisiana income tax law applicable to taxpayers whose income is subject to Louisiana income taxation substantially to the effect that:

(1) A Louisiana Trust will be treated as a trust for Louisiana income tax purposes and not as an association taxable as a corporation.

(2) The Louisiana income tax on resident individuals is imposed upon the "tax table income" of resident individuals. The calculation of the "tax table income" of a resident individual begins with federal adjusted gross income. Certain modifications are specified, but no such modification requires the addition of interest on obligations of the

State of Louisiana and its political subdivisions, public corporations created by them and constitutional authorities thereof authorized to issue obligations on their behalf. Accordingly, amounts representing interest excludable from gross income for federal income tax purposes received by a Louisiana Trust with respect to such obligations will not be taxed to a Louisiana Trust, or, except as provided below, to the resident individual Unit holder, for Louisiana income tax purposes. In addition to the foregoing, interest on the respective Securities may also be exempt from Louisiana income taxes pursuant to the statutes authorizing their issuance.

(3) To the extent that gain from the sale, exchange or other disposition of obligations held by a Louisiana Trust (whether as a result of a sale or exchange of such obligations by a Louisiana Trust or as a result of a sale or exchange of a Unit by a Unit holder) is includable in the federal adjusted gross income of a resident individual, such gain will be included in the calculation of the Unit holder's Louisiana taxable income.

(4) Gain or loss on the Unit or as to underlying bonds for Louisiana income tax purposes would be determined by taking into account the basis adjustments for federal income tax purposes described in this Prospectus.

As no opinion is expressed regarding the Louisiana tax consequences of Unit holders other than individuals who are Louisiana residents, tax counsel should be consulted by other prospective Unit holders. The Internal Revenue Code of 1986, as amended (the "1986 Code"), contains provisions relating to investing in tax-exempt obligations (including, for example, corporate minimum tax provisions which treat certain tax-exempt interest and corporate book income which may include tax-exempt interest, as tax preference items, provisions reducing the deductibility of interest expense by financial institutions) which could have a corresponding effect on the Louisiana tax liability of the Unit holders.

In rendering the opinions expressed above, counsel has relied upon the opinion of Chapman and Cutler that a Louisiana Trust is not an association taxable as a corporation for Federal income tax purposes, that each Unit holder of a Louisiana Trust will be treated as the owner of a pro rata portion of such Louisiana Trust under the 1986 Code and that the income of a Louisiana Trust will be treated as income of the Unit holders under the 1986 Code.

Tax counsel should be consulted as to the other Louisiana tax consequences not specifically considered herein, and as to the Louisiana tax status of taxpayers other than resident individuals who are Unit holders in a Louisiana Trust. In addition, no opinion is being rendered as to Louisiana tax consequences resulting from any proposed or future federal or state tax legislation.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

The following discussion regarding the financial condition of the State government may not be relevant to general obligation or revenue bonds issued by political subdivisions of and other issuers in the State of Louisiana ("the State"). Such information, and the following discussion regarding the economy of the State, is based upon information about general economic conditions that may or may not affect issuers of the Louisiana obligations. The Sponsor has not independently verified any of the information contained in such publicly available documents, but is not aware of any facts which would render such information inaccurate.

Louisiana employment has grown for nine consecutive years. Louisiana's employment has grown more than the nation's during each year of the 1990's. Louisiana's annual average employment growth during the 90s is 2.3%, while that of the United States is 1.4%. Louisiana is coming off its three best years of employment growth; 4.3%, 3.7% and 2.6% in 1994, 1995 and 1996, respectively. In 1996, total nonagricultural employment was 1,795,000. The state economy is expected to approach a more sustainable rate of growth. Louisiana's employment is projected to increase by 1.6% during each of the next two fiscal years.

Since fiscal year 1987, Louisiana employment has increased by 310,000. The service sector, led by the health sector and gambling industry, has provided more than half the additional jobs. Trade, government, manufacturing and construction have also contributed significantly to the employment gains. The manufacturing growth is impressive, in light of the fact that the nation's manufacturing employment declined during this period. Manufacturing jobs were created in the chemical, petroleum refining, and fabricated metal industries at the beginning of the decade. More continuous manufacturing growth has occurred in the machinery, food, apparel and transportation equipment industries. After growth of 3.9% and 3.7% in the trade and service industries, respectively, in 1996, these sectors are expected to lead in employment growth for the next few years.

Following growth of 4.9% in 1996, Louisiana's personal income is projected to increase by 4.0% and 4.1%, respectively, during fiscal years 1996-97 and 1997-98. Louisiana income growth during the 1990's has averaged 6.2%.

State Bond Rating: The current Standard & Poor's rating on the State's general obligation bonds is A-. The current Moody's rating on the State's general obligation bonds is Baa1. There can be no assurance that the economic conditions on which these ratings were based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

Revenue Estimating Conference: The Revenue Estimating Conference (the "Conference") was established by Act No. 814 of the 1987 Regular Session of the Legislature and given constitutional status in 1990 (Article VII, Section 10 of the State Constitution). The Conference was established to provide an official forecast of anticipated State revenues upon which the executive budget shall be based, to provide for a more stable and accurate method of financial planning and budgeting and to facilitate the adoption of a balanced budget as is required by Article VII, Section 10(E) of the State Constitution. In developing the official forecast, the Conference can only consider revenues that are projected to accrue to the State as a result of laws and rules enacted and in effect during the forecast period. The Conference is prohibited from including revenues which would be raised by proposed legislation or rules. During the 1990 Regular Session of the Louisiana Legislature a constitutional amendment was approved (Act No. 1096), granting constitutional status to the existence of the Revenue Estimating Conference without altering its structure, powers, duties or responsibilities which are currently provided by statute.

The Conference is required to prepare and publish initial and revised estimates of money to be received by the General Fund and dedicated funds for the current and next fiscal years which are available for appropriation. All Conference decisions to adopt these estimates must be by unanimous vote of its members who meet four times annually: October 15, January 1, the third Monday in March and August 15. The most recently adopted estimate of money available for appropriation shall be the official forecast. Appropriations by the Legislature from the General Fund shall not exceed the official forecast in effect at the time the appropriations are made.

Available general fund revenue was $5,157.3 million in fiscal year 1995-
96. This was an increase of $374 million or 7.8% more than fiscal year 1994-95. The two major revenue producers were the sales tax at $1,952.4 million and the individual income tax at $1,165.2 million. The highest percentage increase in revenue at 48.7% (a $12 million increase) over the year was in bonuses which reached its highest level in 11 years due to improved exploration and drilling technology. Other increases in revenue were as follows: riverboat gaming 24.6%, royalties 17.8%, motor vehicle sales 17.2%, corporate income 15.7%, sales 9.4%, individual income tax 9.4% and gasoline 2.7%. The following revenue sources decreased in fiscal year 1995-96: severance 7.6%, lottery 9.7%, corporate franchise 12.8% and land based casino 89.4%. The severance tax decreased due to a decrease in the natural gas severance tax rate. The corporate franchise tax decrease reflected a transfer to corporate income. The decline in casino collections was due to an initial payment of $125 million made to the state in 1995. The undesignated general fund ending balance for fiscal year 1995-96 was $318 million.

The Revenue Estimating Conference's official forecast of available general fund revenue is $5,487.5 million in fiscal year 1996-97. The forecast is $330 million or 6.4% above actual revenue for fiscal year 1995-96. The general revenue is comprised of the following sources: sales 40.3% or $2,212.7 million, individual income tax 22.1% or $1,214.0 million, mineral income 11.5% or $629.0 million, corporate income and franchise 10.5% or $583.6 million, gaming 5.7% or $313.3 million and other 9.7% or $534.9 million. Lottery proceeds of $100 million are expected, a decrease of $11 million.

For fiscal year 1996-97, the severance tax is expected to increase $59 million or 16.9%. The corporate franchise tax is expected to increase

$28 million or 12.1%. The individual income tax and sales tax are expected to increase by $49 million (4.2%) and $47 million (2.4%), respectively. Royalty collections are expected to decrease by $19 million or 7.1% because the Texaco settlement has been completed. The aging of the lottery in conjunction with competition from other gaming alternatives will cause lottery collections to decline for the fourth consecutive year.

General Fund expenditures for Fiscal Year 1996-97 total $5,262.6 million. This amount comprises 42.3% of the total operating budget of $12,452.3 million. The expenditures are divided as follows: education $2,734.9 million or 52%, human resources $958 million or 18.2%, general government $902.3 million or 17.1%, public safety $444.6 million or 8.4% and other $222.8 million or 4.2%. The undesignated general fund ending balance for fiscal year 1996-97 is estimated at $9.26 million.

The Revenue Estimating Conference's official forecast of available general fund revenue is $5,489.8 million in fiscal year 1997-98. The forecast is $2 million above the official forecast for fiscal year 1996-
97. After estimated expenditures of $5,583.6 million, the undesignated ending general fund balance for fiscal year 1997-98 is $25.51 million.

Transportation Trust Fund: The Transportation Trust Fund was established pursuant to (i) Section 27 of Article VII of the State Constitution and
(ii) Act No. 16 of the First Extraordinary Session of the Louisiana Legislature for the year 1989, (collectively, the "Act") for the purpose of funding construction and maintenance of state and federal roads and bridges, the statewide food control program, ports, airports, transit and state police traffic control projects and to fund the Parish Transportation Fund. The Transportation Trust Fund is funded by a levy of $0.20 per gallon on gasoline and motor fuels and on special fuels (diesel, propane, butane and compressed natural gas) used, sold or consumed in the state (the "Gasoline and Motor Fuels Taxes and Special Fuels Taxes"). This levy was increased from $0.16 per gallon (the "Existing Taxes") to the current $0.20 per gallon pursuant to Act No. 18 of the First Extraordinary Session of the Louisiana Legislature for the year 1989, as amended. The additional tax of $0.04 per gallon (the "Act 16 Taxes") became effective January 1, 1990 and will expire on the earlier of January 1, 2005 or the date on which obligations secured by the Act No. 16 taxes are no longer outstanding. The Transportation Infrastructure Model for Economic Development Account (the "TIME Account") was established in the Transportation Trust Fund. Moneys in the TIME Account will be expended for certain projects identified in the Act aggregating $1.4 billion and to fund not exceeding $160 million of additional capital transportation projects. The State issued $263,902,639.95 of Gasoline and Fuels Tax Revenue Bonds, 1990 Series A, dated April 15, 1990 payable from the (i) Act No. 16 Taxes, (ii) any Act No. 16 Taxes and Existing Taxes deposited in the Transportation Trust Fund, and (iii) any additional taxes on gasoline and motor fuels and special fuels pledged for the payment of said Bonds.

Louisiana Recovery District: The Louisiana Recovery District (the "Recovery District") was created pursuant to Act No. 15 of the First Extraordinary Session of the Legislature of Louisiana of 1988 to assist the State in the reduction and elimination of a deficit existing at that time and the delivery of essential services to its citizens and to assist parishes, cities and other units of local government experiencing cash flow difficulties. The Recovery District is a special taxing district the boundaries of which are coterminous with the State and is a body politic and corporate and a political subdivision of the State. The Recovery District has issued $979,125,000 of Louisiana Recovery District Sales Tax Bonds, Series 1988, dated July 1, 1988, secured by (i) the revenues derived from the District's 1% statewide sales and use tax remaining after the costs of collection and (ii) all funds and accounts held under the Recovery District's General Bond Resolution and all investment earnings on such funds and accounts. As of June 30, 1990, the principal amount outstanding was $851,880,000.

Ad Valorem Taxation: Only local governmental units levy ad valorem taxes at present. Under the 1921 State Constitution a 5.75 mills ad valorem tax was being levied by the State until January 1, 1973 at which time a constitutional amendment to the 1921 Constitution abolished the ad valorem tax. Under the 1974 State Constitution a State ad valorem tax of up to 5.75 mills was provided for but is not presently being levied. The property tax is underutilized at the parish level due to a constitutional homestead exemption from the property tax applicable to the first $75,000 of the full market value of single family residences. Homestead exemptions do not apply to ad valorem property taxes levied by municipalities, with the exception of the City of New Orleans. Since local governments are also prohibited from levying an individual income tax by the constitution, their reliance on State government is increased under the existing tax structure.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Louisiana Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Louisiana Trusts to pay interest on or principal of the Bonds.

                         Louisiana Trust Series

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                          MISSOURI TRUST SERIES
          The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated May 30, 1997                               PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds, when held by residents of the state in which the issuers of such Bonds are located, from state income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt, the interest on which is excluded from Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes when received by the Trusts and when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to the extent that such interest accrued on such Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unit holders holding securities that are substantially identical to the Bonds. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to most corporations. Investors with questions regarding these issues should consult their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax applicable to all taxpayers (including non-corporate taxpayers) subject to the alternative minimum tax and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year. For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been made that would extend the Superfund Tax. Under the provisions of
Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of The First Trust Combined Series is not an association taxable as a corporation and the income of each Trust in Series 4-125 of The First Trust Combined Series will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to The First Trust Combined Series for New York tax matters for Series 126 and subsequent Series of The First Trust Combined Series, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Missouri Tax Status of Unit Holders

The assets of each Trust will consist of interest-bearing obligations issued by or on behalf of the State of Missouri (the "State") or counties, municipalities, authorities or political subdivisions thereof (the "Missouri Bonds") or by the Commonwealth of Puerto Rico, Guam and the United States Virgin Islands (the "Possession Bonds") (collectively, the "Bonds").

Neither the Sponsor nor its counsel have independently examined the Bonds to be deposited in and held in each Trust. However, although no opinion is expressed herein regarding such matters, it is assumed that:
(i) the Bonds were validly issued, (ii) the interest thereon is excludable from gross income for Federal income tax purposes and (iii) interest on the Bonds, if received directly by a Unit holder, would be exempt from the Missouri income tax applicable to individuals and corporations ("Missouri State Income Tax"). The opinion set forth below does not address the taxation of persons other than full-time residents of Missouri.

In the opinion of Chapman and Cutler, Special Counsel to the Fund for Missouri tax matters, under existing law:

Each Trust is not an association taxable as a corporation for Missouri income tax purposes, and each Unit holder of a Trust will be treated as the owner of a pro rata portion of the Trust and the income of such portion of the Trust will be treated as the income of the Unit holder for Missouri State Income Tax purposes.

Interest paid and original issue discount, if any, on the Bonds which would be exempt from the Missouri State Income Tax if received directly by a Unit holder will be exempt from the Missouri State Income Tax when received by a Trust and distributed to such Unit holder; however, no opinion is expressed herein regarding taxation of interest paid and original issue discount, if any, on the Bonds received by a Trust and distributed to Unit holders under any other tax imposed pursuant to Missouri law, including but not limited to the franchise tax imposed on financial institutions pursuant to Chapter 148 of the Missouri Statutes.

Each Unit holder of a Trust will recognize gain or loss for Missouri State Income Tax purposes if the Trustee disposes of a bond (whether by redemption, sale, or otherwise) or if the Unit holder redeems or sells Units of a Trust to the extent that such a transaction results in a recognized gain or loss to such Unit holder for Federal income tax purposes. Due to the amortization of bond premium and other basis adjustments required by the Internal Revenue Code, a Unit holder, under some circumstances, may realize taxable gain when his or her Units are sold or redeemed for an amount less than or equal to their original cost.

Any insurance proceeds paid under policies which represent maturing interest on defaulted obligations which are excludable from gross income for Federal income tax purposes will be excludable from Missouri State Income Tax to the same extent as such interest would have been so excludable if paid by the issuer of such Bonds held by a Trust; however, no opinion is expressed herein regarding taxation of interest paid and original issue discount, if any, on the Bonds received by a Trust and distributed to Unit holders under any other tax imposed pursuant to Missouri law, including but not limited to the franchise tax imposed on financial institutions pursuant to Chapter 148 of the Missouri Statutes.

The Missouri State Income Tax does not permit a deduction of interest paid or incurred on indebtedness incurred or continued to purchase or carry Units in a Trust, the interest on which is exempt from such Tax.

The Trust will not be subject to the Kansas City, Missouri Earnings and Profits Tax and each Unit holder's share of income of the Bonds held by a Trust will not generally be subject to the Kansas City, Missouri Earnings and Profits Tax or the City of St. Louis Earnings Tax (except that no opinion is expressed in the case of certain Unit holders, including corporations, otherwise subject to the St. Louis City Earnings
Tax).

Chapman and Cutler has expressed no opinion with respect to taxation under any other provision of Missouri law. Ownership of the Units may result in collateral Missouri tax consequence to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

The following discussion regarding constitutional limitations and the economy of the State of Missouri is included for the purpose of providing general information that may or may not affect issuers of the Bonds in Missouri.

Missouri's population was 5,117,000 according to the 1990 census of the United States Bureau of the Census, which represented an increase of 200,000 or 4.1% from the 1980 census of 4,917,000 inhabitants. Based on the 1990 population, Missouri was the 15th largest state in the nation and the third most populous state west of the Mississippi River, ranking behind California and Texas. In 1994, the State's population was estimated to be 5,278,000 by the United States Bureau of the Census.

Agriculture is a significant component of Missouri's economy. According to data of the United States Department of Agriculture, Missouri's value of cash receipts from farm marketing in 1996 was $4.5 billion. Missouri is one of the nation's leading purebred livestock producers. In 1996, sales of livestock and livestock products constituted nearly 56% of the State's total agricultural receipts.

Missouri is one of the leading mineral producers in the Midwest, and ranked 15th nationally in 1993 in the production of nonfuel minerals. Total preliminary value of mineral production in 1993 was approximately $832 million. The State continues to rank first in the nation in the production of lead. Lead production in 1993 was valued at over $193 million. Missouri also ranks first in the production of refractory clay, third in barite, fourth in production of zinc and is a leading producer of lime, cement and stone.

The Missouri economy has produced exceptional job growth over the past four years. Missouri's total non-farm employment in January 1997 reached 2,584,100. This is an increase of 35,900 jobs since January of 1996. Missouri personal income grew by 7.1% in Fiscal Year 1995 and by 5.4% in Fiscal Year 1996. The Missouri economy is expected to show solid growth in Fiscal Year 1997. Missouri personal income is predicted to grow approximately 4.25% with unemployment remaining low.

According to data obtained by the Missouri Division of Employment Security, in 1996, over 2.5 million workers had nonagricultural jobs in Missouri. Over 27% of these workers were employed in services, approximately 24% were employed in wholesale and retail trade, and 16.7% were employed in manufacturing. By October 1996, Missouri had added the most new jobs in non-farm employment of all the mountain-plains states, with employment growth of 16,400. In the last ten years, Missouri has experienced a significant increase in employment in the service sector and in wholesale and retail trade. Missouri led the ten mountain-plains states in adding the most service jobs between October 1995 and October 1996, at 23,400. From the third quarter of 1995 to the third quarter of 1996, Missouri experienced total employment increase of 1.4%, or 36,400 new jobs.

According to the United States Bureau of Labor Statistics, the 1995 unemployment rate in Missouri was 4.8% and the 1996 rate was 4.1%. This compares favorably with a nationwide unemployment rate of 5.6% for 1995 and 5.4% for 1996.

In 1995, per capita personal income in Missouri was $21,819, a 5.7% increase over the 1994 figure of $20,644. For the United States as a whole, per capita income in 1995 was $23,208, a 5.3% increase over the 1994 per capita income of $22,047. In 1995, Missouri had the largest pay gain for the mountain-plains region, at 4.2%, outpacing the percentage gain for the nation.

Fiscal Year 1996 began with a beginning balance in the General Revenue Fund of $383.38 million. Total resources available at the end of Fiscal Year 1996 were $6,286.2 million. Total obligations were $5,946.9 million. The Budget Stabilization Fund transfer to the General Revenue in Fiscal Year 1996 was $3.865 million, leaving an ending balance in the General Revenue of $335.413 million.

Final calculations made pursuant to Article X of the Missouri Constitution show that total state revenues for Fiscal Year 1996 exceeded the total state revenue limit by $229.1 million. Therefore, in accordance with Article X, the entire amount of excess revenues will be refunded to Missouri income taxpayers in calendar year 1998. Litigation has delayed the refund of $147.2 million triggered in Fiscal Year 1995.

Total General Revenue receipts with collections and transfers for Fiscal Years 1995 and 1996 were $5,443.4 million and $5,813.2 million, respectively. The total General Revenue expenditures in Fiscal Year 1996 for the operating budget were $5,287.5 million.

Estimated total resources available in the General Revenue Fund at the end of Fiscal Year 1997 are $6,645.4 million. Total obligations in the General Revenue for Fiscal Year 1997 are estimated at $6,426.1 million. The Budget Stabilization Fund Transfer to the General Revenue for Fiscal Year 1997 is estimated at $86.55 million, leaving an ending balance in the General Revenue of $132.78 million. Total General Revenue resources for Fiscal Year 1998 are projected at $6,500.8 million. Total obligations for Fiscal year 1998 are forecast at $6,500.8 million, leaving a $0 ending balance.

The Office of Administration projects that total state revenues will exceed the total state revenue limit by approximately $155 million in Fiscal Year 1997, with a net revenue increase of 5.6%. The Office of Administration projects that revenues will not exceed the revenue limit in Fiscal Year 1998 if the Governor's recommended tax reductions are enacted, although net revenue growth is predicted at 5.0%. It is projected that total state revenues will be approximately $140 million below the Article X revenue limit refund threshold in Fiscal Year 2002.

Total General Revenue receipts with collections and transfers for Fiscal Year 1997 is estimated at $6,181.6 million. Fiscal year 1997 appropriations are estimated at $5,941.3 million. For Fiscal Year 1998, before tax cuts, General Revenue receipts are estimated at $6,498.9 million, and after proposed tax cuts, the estimate is $6,281.1 million. The Governor has recommended appropriations for the operating budget for Fiscal Year 1998 of $6,202.2 million.

For Fiscal Year 1998, the majority of revenues for the State of Missouri will be obtained from individual income taxes (56.2%), sales and use taxes (25.1%), corporate income taxes (8.1%) and corporate franchise taxes (1.2%). Major expenditures for Fiscal Year 1998 include elementary and secondary education (33.5%), human services (25.7%), higher education (13.7%), corrections and public safety (7.9%) and desegregation (4.7%).

The Fiscal Year 1998 budget balances resources and obligations based on the consensus revenue and refund estimate and an opening balance resulting from revenue variance and anticipated spending in Fiscal Year 1996 as well as various capital improvements in Fiscal Year 1997. The total general revenue operating budget for Fiscal Year 1998 exclusive of desegregation is $5,026.8 million.

Missouri will continue to see a decline in the ongoing costs of desegregation in Fiscal Year 1997. Beginning with a negotiated joint stipulation reached on February 22, 1995, Governor Carnahan has attempted to reduce these annual costs and end court supervision in the Kansas City case. This negotiation yielded $22.5 million in total savings that were used for state aid to all Missouri schools beginning in Fiscal Year 1996. Following the U.S. Supreme Court decision on June 12, 1995, further negotiations reduced costs an additional $57.9 million, bringing the total savings allocated to the school foundation formula to $80.4 million. In addition, one-time savings of $66.6 million have been redirected to Missouri schools through the formula. State law requires that desegregation savings go toward the foundation formula for all Missouri schools.

As of December 31, 1996, the state had spent $2.8 billion on the desegregation cases in St. Louis and Kansas City. At the end of Fiscal Year 1997, that total will rise to an estimated $2.9 billion. The appropriation for Fiscal Year 1997 was $262 million. The revised estimate for Fiscal Year 1997 is $257.9 million, excluding carryover amounts for capital improvements, and the projection for Fiscal Year 1998 is $264 million. The state's obligation for desegregation capital improvements was paid for with one-time revenue sources set aside in previous fiscal years. Ongoing costs are primarily from the St. Louis magnet schools, general salary increases ordered by the federal district court in Kansas City and the costs of voluntary interdistrict transfers in both cases. These estimates are subject to variables including actions of the school districts and participating students, future court orders and the expenditure rates of the school districts. If the court approves a settlement agreement in the Kansas City case, State desegregation payments would phase out and end by Fiscal Year 2000.

Currently, each of the general obligation bonds issued by the State of Missouri is rated "Triple A" by Moody's Investors Service, Inc., Standard and Poor's Corporation and Fitch's Investors Services. Missouri is one of only six states that have this rating from all three rating organizations. Although these ratings indicate that the State of Missouri is in relatively good economic health, there can be, of course, no assurance that this will continue or that particular bond issues may not be adversely affected by changes in the State or local economic or political conditions.

Through voter-approved amendments to the state constitution, the people of Missouri have authorized the issuance of state general obligation bonds for three purposes: fourth state building bonds (approved in August 1994), water pollution control bonds, and third state building bonds. As of January 1, 1997, $198,620,000 principal remains outstanding of the $200,000,000 issued fourth state building bonds; and $137,315,000 principal remains outstanding of the $439,494,240 issued water pollution control bonds (both amounts excluding refunding issuances). With the final $75 million issuance on December 1, 1987, all $600 million in third state building bonds authorized by Missouri voters in 1982 were issued.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Missouri Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Missouri Trusts to pay interest on or principal of the Bonds.

                          Missouri Trust Series
          The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                     NEW MEXICO TRUST SERIES

     The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State
                     The First Trust Advantage

PROSPECTUS                       NOTE: THIS PART THREE PROSPECTUS
Part Three                                  MAY ONLY BE USED WITH
Dated August 29, 1997                       PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the state in which the issuers of such Bonds are located, from state income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

 ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to the extent that such interest accrued on such Bonds during the period from the Unit holder's settlement date to the date such Bonds are delivered to the respective Trust and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unit holders holding securities that are substantially identical to the Bonds. Unit holders should consult their own tax advisers with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to most corporations. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR

CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. In particular, net capital gain, excluding net gain from property held more than one year but not more than 18 months and gain on certain other assets, is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Net capital gain that is not taxed at the maximum marginal stated tax rate of 20% (or 10%) as described in the preceding sentence, is generally subject to a maximum marginal stated tax rate of 28%. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year. For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been made that would extend the Superfund Tax. Under the provisions of
Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

New Mexico Tax Status of Unit Holders

At the time of the closing for each New Mexico Trust, Chapman and Cutler, Special Counsel to the Fund for New Mexico tax matters, rendered an opinion under then existing New Mexico income tax law applicable to taxpayers whose income is subject to New Mexico income taxation substantially to the effect that:

The assets of the New Mexico Trusts will consist of interest-bearing obligations issued by or on behalf of the State of New Mexico ("New Mexico") or counties, municipalities, authorities or political subdivisions thereof the interest on which is expected to qualify as exempt from New Mexico income taxes (the "New Mexico Bonds") or by the Commonwealth of Puerto Rico, Guam or the United States Virgin Islands (the "Possession Bonds") (collectively, the "Bonds").

Neither the Sponsor nor its counsel have independently examined the Bonds to be deposited in and held in a New Mexico Trust. However, although no opinion is expressed herein regarding such matters, it is assumed that: (i) the Bonds were validly issued, (ii) the interest thereon is excludable from gross income for Federal income tax purposes and (iii) interest on the Bonds, if received directly by a Unit holder, would be exempt from the New Mexico income taxes applicable to individuals and corporations (collectively, the "New Mexico State Income Tax"). At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exemption of interest thereon from Federal income tax were rendered by bond counsel to the respective issuing authorities. In addition, with respect to the New Mexico Bonds, bond counsel to the issuing authorities rendered opinions as to the exemption of interest from the New Mexico State Income Tax. Neither the Sponsor nor its counsel has made any review for a New Mexico Trust of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. The opinion set forth below does not address the taxation of persons other than full time residents of New Mexico.

The New Mexico Trusts will not be subject to tax under the New Mexico State Income Tax.

Interest on the Bonds which is exempt from the New Mexico State Income Tax when received by a New Mexico Trust, and which would be exempt from the New Mexico State Income Tax if received directly by a Unit holder, will retain its status as exempt from such tax when received by a New Mexico Trust and distributed to such Unit holder provided that the New Mexico Trusts comply with the reporting requirements contained in the New Mexico State Income Tax regulations.

To the extent that interest income derived from a New Mexico Trust by a Unit holder with respect to Possession Bonds is exempt from state taxes pursuant to 48 U.S.C. Section 745, 48 U.S.C. Section 1423a or 48 U.S.C.
Section 1403, such interest income will not be subject to the New Mexico State Income Tax.

Each Unit holder will recognize gain or loss for New Mexico State Income Tax purposes if the Trustee disposes of a bond (whether by redemption, sale or otherwise) or if the Unit holder redeems or sells Units of a New Mexico Trust to the extent that such a transaction results in a recognized gain or loss to such Unit holder for Federal income tax purposes.

The New Mexico State Income Tax does not permit a deduction of interest paid on indebtedness incurred (or continued) in connection with the purchase or carrying of Units in the New Mexico Trusts to the extent that interest income related to the ownership of Units is exempt from the New Mexico State Income Tax, or is a deduction for expenses related to the earning of income from such investments.

Investors should consult their tax advisors regarding collateral tax consequences under New Mexico law relating to the ownership of the Units, including, but not limited to, the inclusion of income attributable to ownership of the Units in "modified gross income" for purposes of determining eligibility for and the amount of the low income comprehensive tax rebate, the child day care credit, the elderly taxpayers' property tax rebate and the applicability of other New Mexico taxes, such as the New Mexico estate tax.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

Major industries in the State are energy resources, services, construction, trade, tourism, agriculture-agribusiness, manufacturing, mining, and government. From 1995-96, the value of construction contracts increased 5.0% to $2.2 billion. In 1995, the total of gas and oil sales was $3.12 billion; however, this was a 9.7% decrease from 1994. In 1995, the value of mineral production (i.e., crude petroleum, natural gas, uranium and coal) was approximately $4.9 billion. Major federally funded scientific research facilities at Los Alamos, Albuquerque and White Sands are also a notable part of the State's economy.

The State has a thriving tourist industry which has slowed since 1995. In 1996, there were approximately 2.18 million visits to national parks and about 5.0 million visits to State parks. According to the New Mexico Department of Labor, the State's tourist industry generated about $2.1 billion in revenue and more than 66,000 jobs. Total gross receipts for hotels and other lodging places increased 3.4% in 1996, compared with a 1.4% decrease in 1995. Yet, visits to New Mexico's national parks and monuments, affected partly by federal government shutdowns in the fall and winter, dropped 3.1% in 1996.

Agriculture is a major part of the State's economy, producing an estimated $1.468 billion in 1996. This was a 3.7% increase from 1995. As a high, relatively dry region with extensive grasslands, the State is ideal for raising cattle, sheep and other livestock. Livestock receipts increased 2.9% from 1995-96, to $991 million. This was after a 3.0% decrease from 1994-95 due to significant declines in prices for beef cattle and calves. Because of irrigation and a variety of climatic conditions, the State's farmers are able to produce a diverse assortment of quality products. The State's farmers are major producers of alfalfa hay, wheat, chile peppers, cotton, fruits and pecans. Crop revenues in 1996 rose 5.8% to $478 million. Agricultural businesses include chile canneries, wineries, alfalfa pellets, chemical and fertilizer plants, farm machinery, feed lots and commercial slaughter plants.

New Mexico economic growth definitely slowed in 1996. Nonagricultural employment growth was a mere 1.7%, following growth rates of 3.8% in 1995, 5.0% in 1994 and 4.1% in 1993. In addition, the rapid growth of New Mexico's population, at 12.7% from 1990-96 compared to only 6.7% for the nation, has had a negative impact on per capita income. New Mexico ranked 49th of the 50 states and the District of Columbia in per capita income in 1996, at $18,770. Personal income was only up 5.0% in 1996 after increases in the 6.0% to 8.5% range from 1993 to 1995. Real disposable income growth was similarly restrained, falling to 2.1% in 1996, following gains in the 3.5-6.0% range for the previous three years. The increase in total gross receipts came to 7.0%, again down from previous years, and, after remaining stable at 6.3% in 1994 and 1995, the New Mexico unemployment rate was a very high 8.1% in 1996. However, as of March 1997, the state's unemployment rate dropped to 6.6%. In comparison, the national unemployment rate as of March 1997 was 5.2%.

Causes for the slowdown can be traced to developments in several sectors of the economy. Construction, particularly, was an important factor. After an increase of 6.1% in 1995, construction employment declined 1.5% in 1996 due to the completion of numerous large construction projects, including the Intel expansion and the Cottonwood Mall, and a number of public works projects funded by the 1994 New Mexico Legislature, as well as a large drop in housing construction. A significant drop in services sector employment, although mitigated by other factors, also contributed, as did a weak mining sector. Government activities were also a factor. At the federal level, layoffs at Los Alamos National Lab and the switchover from F-111 to F-16 aircraft at Cannon Air Force Base in Clovis cost the State more than 1,000 jobs beginning in the last part of 1995 and carrying through 1996, with federal government employment falling 3.3% for the year. Adjustments at Cannon may continue through 1997. At the State level, an austerity program reduced State government employment by 1.7% in 1996. Finally, a relatively dry winter had an adverse effect on the State's ski areas and therefore on the tourism sector.

In 1996, employment in the government sector increased 2.8%, a larger gain than any other sector except finance/insurance/real estate which reported an increase of 4.3%. Services, usually the fastest growing sector in the economy, managed only a 2.1% employment increase. This sector was significantly affected by a reclassification from services and other sectors to the local government sector of employees of enterprises owned by Indian tribes and tribal government. Without this reclassification, the 1996 growth rate would have been close to 4.5%. In the trade sector, a weak tourism year and slow growth in real disposable income resulted in a small trade employment growth of only 0.9%, the lowest since 1991.

The outlook for the New Mexico economy is for moderate income and employment growth through 1998. Employment is projected to grow slightly faster than in 1996. Nonagricultural employment growth is estimated at 2.0%, close to the national average, while personal income is expected to increase 4.6% in 1997, also close to the national average. Real disposable income growth will remain close to 2.5% through 1998.

Strength in New Mexico's economy over the next several years will be confined primarily to services and manufacturing. Services employment is estimated to rise 3.2% and manufacturing employment is predicted to grow 4.6% in 1997.

For the Fiscal Year ending June 30, 1996, recurring revenue totaled $2.809 billion, an increase of 6.3% over the previous fiscal year. Total General Fund Revenue was $2.757 billion, up 4.9% from Fiscal Year 1995. The Fiscal Year 1996 revenue was below a December 1995 estimate by approximately $2 million, or 0.1%. In general, weakness in broad-based taxes was offset by strength in revenue related to the production of natural gas and crude oil. Strength relative to the estimate was also evident for interest earnings, miscellaneous receipts and reversions.

Preliminary results for Fiscal Year 1996 show recurring appropriations at $2.77 billion, up 5.7% from the previous fiscal year. Nonrecurring appropriations for Fiscal Year 1996 were $22 million, down 76% from Fiscal Year 1995. The net transfer necessary from the operating reserve is $15.6 million and is within the $30 million transfer authority authorized by the 1996 legislature.

The 1996 legislature also established the risk reserve fund within the General Fund. General Fund balances including the risk reserve fund are projected to total $144 million. Without the risk reserve, balances would be $28.1 million. The Fiscal Year 1996 balance in the operating reserve is $21.6 million, or only 0.8% of Fiscal Year 1996 total revenue.

For Fiscal Year 1997, the Governor proposed a budget which took into consideration spending requirements in Medicaid (an 18.2% increase, or $30.9 million) and in the criminal justice system (a 5.7% increase, or $6.9 million) and placed a high priority on public school funding (a 2.0% increase, or $26.2 million).

General Fund recurring revenue is projected to reach $2.93 billion in Fiscal Year 1997, a 6.5% increase over Fiscal Year 1996. When nonrecurring revenue is included, total General Fund receipts are expected to reach $3.0 billion in Fiscal Year 1997, an 8.7% increase over Fiscal Year 1996. The forecast for Fiscal Year 1998 is $3.0 billion of recurring revenue and $3.02 billion total revenue, increases of 2.2% and 0.9%, respectively, over Fiscal Year 1997. Accelerated growth in recurring revenue in Fiscal Year 1997 followed by deceleration in Fiscal Year 1998 is primarily attributable to fluctuations in severance-related revenue. This revenue is projected to grow by 34% in Fiscal Year 1997, but to decrease by 15% in Fiscal Year 1998. Growth rates in the broad-based taxes, including gross receipts tax and personal income tax, remain steady in the 4% to 6% per year range. Deceleration in total revenue growth also reflects a smaller contribution by nonrecurring revenue-principally from estimated tax payments under the personal income tax-in Fiscal Year 1998. The estimated Fiscal Year 1997 total ending balance is $175 million, an increase of 23% over the preliminary Fiscal Year 1996 results of $144 million.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the New Mexico Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the New Mexico Trusts to pay interest on or principal of the Bonds.

                         NEW MEXICO TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                            OHIO TRUST SERIES
          The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated March 31, 1997                               PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt, the interest on which is excluded from Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

the extent that such interest accrued on such Bonds during the period from the Unit holder's settlement date to the date such Bonds are delivered to the respective Trust and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrual original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred (or continued) to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to most corporations.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includable in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year. For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been made that would extend the Superfund Tax. Under the provisions of
Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Booth & Baron, Special Counsel to Series 1-3 of The First Trust Combined Series for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 1-3 of The First Trust Combined Series is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Ohio Tax Status of Unit Holders

Each Ohio Insured Trust is comprised of interest-bearing obligations issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), or by the governments of Puerto Rico, the Virgin Islands or Guam (collectively, "Territorial Obligations"). At the time of the closing for each Ohio Trust, Special Counsel to the Fund for Ohio tax matters rendered an opinion under then existing Ohio income tax law applicable to taxpayers whose income is subject to Ohio income taxation substantially to the effect that:

Each Ohio Insured Trust is not taxable as a corporation or otherwise for purposes of the Ohio personal income tax, Ohio school district income taxes, the Ohio corporation franchise tax, or the Ohio dealers in intangibles tax.

Income of an Ohio Insured Trust will be treated as the income of the Unit holders for purposes of the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax in proportion to the respective interest therein of each Unit holder.

Interest on Ohio Obligations and Territorial Obligations held by an Ohio Insured Trust is exempt from the Ohio personal income tax, Ohio municipal income taxes and Ohio school district income taxes and is excluded from the net income base of the Ohio corporation franchise tax when distributed or deemed distributed to Unit holders.

Proceeds paid under insurance policies, if any, to the Trustee of an Ohio Insured Trust, representing maturing interest on defaulted obligations held by an Ohio Insured Trust will be exempt from the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the net income base of the Ohio corporation franchise tax if, and to the same extent as, such interest would be exempt from such taxes if paid directly by the issuer of such obligations.

Gains and losses realized on the sale, exchange or other disposition by an Ohio Insured Trust of Ohio Obligations are excluded in determining adjusted gross and taxable income for purposes of the Ohio personal income tax, Ohio municipal income taxes and Ohio school district income taxes and are excluded from the net income base of the Ohio corporation franchise tax when distributed or deemed distributed to Unit holders.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

As described above, an Ohio Insured Trust will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). An Ohio Insured Trust is therefore susceptible to general or particular political, economic or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

The timely payment of principal of and interest on Ohio Obligations has been guaranteed by bond insurance purchased by the issuers, the Ohio Trusts or other parties. Those Ohio Obligations may not be subject to the factors referred to in this section of the Prospectus.

Ohio is the seventh most populous state; the 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1995 is 11,157,000.

While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years, the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among geographic areas of the State.

There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Trusts or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

Key biennium-ending fund balances at June 30, 1989 were $475.1 million in the GRF and $353 million in the Budget Stabilization Fund (BSF, a cash and budgetary management fund). June 30, 1991 ending fund balances were $135.3 million (GRF) and $300 million (BSF).

The next biennium, 1992-93, presented significant challenges to State finances, which were successfully addressed. To allow time to resolve certain budget differences, an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire 1992-93 biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the BSF to the GRF in FY 1992.

Based on updated results and forecasts in the course of FY 1992, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed, an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million. As authorized by the General Assembly, the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

A significant GRF shortfall (approximately $520 million) was then projected for the next year, FY 1993. It was addressed by appropriate legislative and administrative actions including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF. (Based on June 30, 1994 balances, an additional $260 million has been deposited in the BSF.)

None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.

The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF (which had an October 7, 1996 balance of over $828 million).

The GRF appropriations act for the 1996-97 biennium was passed on June 28, 1995 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act. In accordance with the appropriations act, the significant June 30, 1995 GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

Estimated GRF balances (before transfers) for fiscal years 1997, 1998 and 1999 are $472.2 million, $157.0 million and $212.5 million, respectively. Estimated transfer to the Budget Stabilization Fund for fiscal year 1997 is $29.5 million.

The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

By 14 constitutional amendments, the last adopted in 1995, Ohio voters have authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At January 22, 1997, $958 million (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding. The only such State debt then still authorized to be incurred were portions of the highway bonds and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($34.9 million outstanding); (b) of a total $2.4 billion which may be issued, $240 million of obligations previously authorized for local government infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($879 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($44.2 million outstanding with no more than $50 million to be issued in any one year).

The electors approved in November 1995 a constitutional amendment that extends the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for that purpose), and authorizes additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million highway obligation authorization, and authorizes not more that $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $4.6 billion of which were outstanding or awaiting delivery at January 22, 1997.

A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues).

State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

Local school districts in Ohio receive a major portion (state-wide aggregate in the range of 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 117 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The trial court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution. The State appealed and a court of appeals reversed the trial court's findings for plaintiff districts. The case is now pending on appeal in the Ohio Supreme Court. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totaled $94.5 million for 27 districts (including $75 million for one district) in FY 1993, $41.1 million for 28 districts in FY 1994, $71.1 million for 29 districts in FY 1995 (including $29.5 million for one district) and $87.2 million for 20 districts in FY 1996 (including $42.1 million for one district).

Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State. For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception for municipalities in 1979, these procedures have been applied to 24 cities and villages; for 19 of them the fiscal situation was resolved and the procedures terminated. As of January 22, 1997, the 1996 school district "fiscal emergency" provision has been applied to two districts and five districts have been placed on preliminary "fiscal watch" status.

At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Ohio Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Ohio Trusts to pay interest on or principal of the Bonds.

                            Ohio Trust Series
          The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                         MINNESOTA TRUST SERIES
          The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated March 31, 1997                               PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for such opinions. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable. Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is, however, includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt, the interest on which is excluded from Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which are excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status when distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"). See "Certain Tax Matters Applicable to Corporate Unit Holders";

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds delivered after the date the Unit holders pay for their Units to

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

the extent that such interest accrued on such Bonds during the period from the Unit holder's settlement date to the date such Bonds are delivered to the respective Trust and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrual original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred (or continued) to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to most corporations.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35%, effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year. For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference.

Certain Tax Matters Applicable to Corporate Unit Holders. The alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been made that would extend the Superfund Tax. Under the provisions of
Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to either the environmental tax or the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

Booth & Baron has served as Special Counsel to Series 1-9 of The First Trust of Insured Municipal Bonds-Multi-State, inclusive, and Winston & Strawn (previously named Cole & Deitz) has served as Special Counsel to Series 10 and 11 of The First Trust of Insured Municipal Bonds-Multi-State for New York tax matters. In the opinion of such Special Counsels, under the existing income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and the income of each such Trust will be treated as the income of the Unit holder.

All statements in the Prospectus concerning exemption from Federal, state or other local taxes are the opinions of Counsel and are to be so construed.

Minnesota Tax Status of Unit Holders

At the time of the closing for each Minnesota Trust, Special Counsel to the Fund for Minnesota tax matters rendered an opinion under then existing Minnesota income tax law applicable to taxpayers whose income is subject to Minnesota income taxation substantially to the effect that:

Each Minnesota Trust will have no income other than (i) interest income on bonds issued by the State of Minnesota and its political and governmental subdivisions, municipalities and governmental agencies and instrumentalities and on bonds issued by possessions of the United States which would be exempt from Federal and Minnesota income taxation when paid directly to an individual, trust or estate (the "Bonds"), (ii) gain on the disposition of such Bonds, and (iii) proceeds paid under certain insurance policies issued to the Trustee or to the issuers of the Bonds which represent maturing interest or principal payments on defaulted Bonds held by the Trustee.

Neither the Sponsor nor its counsel has independently examined the Bonds to be deposited in and held in the Trust. However, although no opinion is expressed herein regarding such matters, it is assumed that: (i) the Bonds were validly issued, (ii) the interest thereon is excludible from gross income for Federal income tax purposes and (iii) the interest thereon is exempt from income tax imposed by Minnesota that is applicable to individuals, trusts and estates (the "Minnesota Income Tax"). It should be noted that interest on the Bonds is subject to tax in the case of corporations subject to the Minnesota Corporate Franchise Tax or the Corporate alternative Minimum Tax and is a factor in the computation of the Minimum Fee applicable to financial institutions. The opinion set forth below does not address the taxation of persons other than full-time residents of Minnesota.

In the opinion of Chapman and Cutler, counsel to the Sponsor, under existing Minnesota income tax laws as of the date of this prospectus and based upon the assumptions above:

1. Each Minnesota Trust is not an association taxable as a corporation and each Unit holder of a Minnesota Trust will be treated as the owner of a pro rata portion of the Minnesota Trust, and the income of such portion of the Minnesota Trust will therefore be treated as the income of the Unit holder for Minnesota Income Tax purposes;

2. Income on the Bonds which is exempt from the Minnesota Income Tax when received by a Unit holder of a Minnesota Trust and which would be exempt from the Minnesota Income Tax if received directly by a Unit holder will retain its status as exempt from such tax when received by the Minnesota Trust and distributed to such Unit holder;

3. To the extent that interest on the Bonds, if any, which is includible in the computation of "alternative minimum taxable income" for federal income tax purposes, such interest will also be includible in the computation of "alternative minimum taxable income" for purposes of the Minnesota Alternative Minimum Tax imposed on individuals, estates and trusts and on corporations;

4. Each Unit holder of a Minnesota Trust will recognize gain or loss for Minnesota Income Tax purposes if the Trustee disposes of a Bond (whether by redemption, sale or otherwise) or if the Unit holder redeems or sells Units of the Minnesota Trust to the extent that such transaction results in a recognized gain or loss to such Unit holder for Federal income tax purposes;

5. Tax cost reduction requirements relating to amortization of bond premium may, under some circumstances, result in Unit holders realizing taxable gain for Minnesota Income Tax purposes when their Units are sold or redeemed for an amount equal to or less than their original cost;

6. Proceeds, if any, paid under individual insurance policies obtained by issuers of Bonds which represent maturing interest on defaulted obligations held by the Trustee will be excludible from Minnesota net income if, and to the same extent as, such interest would have been so excludible if paid in the normal course by the issuer of the defaulted obligation provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the bonds, rather than the insurer, will pay debt service on the bonds, and;

7. To the extent that interest derived from a Minnesota Trust by a Unit holder with respect to any possession obligations is excludible from gross income for Federal income tax purposes pursuant to 48 U.S.C.
Section 745, 48 U.S.C. Section 1423a and 48 U.S.C. Section 1403, such interest will not be subject to either the Minnesota Income Tax or the Minnesota alternative minimum tax imposed on individuals, estates and trusts. It should be noted that interest relating to possession bonds is subject to tax in the case of corporations, subject to the Minnesota Corporate Franchise Tax or the Corporate Alternative Minimum Tax.

Chapman and Cutler has not examined any of the Bonds to be deposited and held in the Minnesota Trust or the proceedings for the issuance thereof or the opinions of bond counsel with respect thereto, and therefore express no opinions to the exemption from State income taxes of interest on the Bonds if received directly by a Unit holder.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

In the early 1980s the State of Minnesota experienced financial difficulties due to a downturn in the State's economy resulting from the national recession. In recent years, Minnesota has ranked as one of the top five states in production for dairy products, soy beans, hogs, corn, turkeys, sugar beets, barley, hay, sweet corn, oats, green peas, and sunflowers. In 1994, Minnesota ranked first in the nation in cash receipts for sugar beets. Total cash receipts in 1994 were $6.522 billion, with dairy products and soy beans contributing 18.3% and 15.6%, respectively.

Between 1985 and 1994, more than 435,000 jobs were added in Minnesota, resulting in employment growth of 24.1% compared to the national average of 16.9%. The four fastest growing industries in Minnesota were:
services; manufacturing; finance, insurance and real estate (FIRE); and transportation, communications and public utilities (TCPU).

Employment growth in Minnesota continues to outpace the U.S. economy in fiscal year 1996. Payroll employment grew by 2.3%, significantly above the U.S. growth of 2.0%. Between November 1995 and November 1996,

Minnesota added 54,800 jobs, growing at a rate of 2.3% for total nonfarm wage and salary employment. This brings the total number of nonfarm jobs in the state to 2,470,800. In the last year, the services division accounted for almost 38% of the growth and trade made up another 25%. From November 1995 to November 1996, the services sector grew 3.2%, or 20,700 jobs, the largest percentage increase of any industry division in the state. Manufacturing added 2,700 jobs, a .6% increase. FIRE gained 2,900 jobs for a growth rate of 2.1%. TCPU increased by 2.7%, or 3,200 jobs.

The annual unemployment rate in Minnesota has been below the U.S. and Midwest rates every year since 1985. In 1995 and 1996, the Minnesota unemployment rate was 3.7% and 3.6%, respectively, compared to rates of 5.6% and 5.4%, respectively, for the nation.

In 1995, per capita personal income in Minnesota was $23,271, exceeding the national average by 3%. In 1996, Minnesota's per capita personal income rose to $24,498, an increase of 5.3% from 1995. The U.S. increase for 1996 is predicted at 4.7%.

Total personal income in the state, however, grew more slowly than in the rest of the nation. Total wage and salary disbursements in the state, which account for about two-thirds of personal income, grew at a 4.9% rate in fiscal year 1996, noticeably slower than the U.S. wide growth rate of 6.2%. Much of this difference is attributed to increases in the number of hours worked by part time employees. During the past year, economic conditions in Minnesota have been such that part time workers are already working all of the hours they desire.

The Minnesota economy is expected to track the national economy during fiscal year 1997. Growth rates for personal income in Minnesota and nationally are projected to be identical. Job growth in Minnesota is forecast to be only slightly stronger than that for the entire U.S., while total wage and salary disbursements are expected to lag slightly, reflecting the belief that part time workers elsewhere in the nation will continue to add hours at a faster rate than those in Minnesota. The 1996 farm bill will add to farm income in the state in both 1996 and 1997.

Minnesota's fiscal period is a biennium. General Fund revenues and transfers-in totaled $9.619 billion for fiscal year 1996, up 9% from those for fiscal year 1995. Actual total resources were $10.421 billion. General Fund expenditures and transfers-out for the year totaled $9.638 billion, an increase of 11.7% from the previous year. Of this amount, $6.749 billion (70%) is in the form of grants and subsidies to local governments, individuals and non-profit organizations.

Total net revenue for the General Fund for the fiscal year ending June 30, 1996 was $9.617 billion. Of this amount, approximately 43% or $4.135 billion was from individual income taxes, 30.1% or $2.897 billion was from sales tax, and 7.3% or $702 million was from corporate income tax. Total General Fund expenditures for fiscal year 1996 were $8.554 billion.

The budgetary fund balance for the General Fund at the end of fiscal year 1996 was $1.357 billion, and the undesignated fund balance was $506 million, a $47.9 million increase from fiscal year 1995. A budgetary reserve of $570 million was provided for in fiscal year 1996, compared to $500 million in 1995.

Total net revenue for the Special Revenue Fund for the fiscal year ending June 30, 1996 was $1.553 billion. Total expenditures for this fund were $1.026 billion. The budgetary fund balance for the Special Revenue Fund at the end of fiscal year 1996 was $379.2 million, with the undesignated fund balance at $298.7 million.

Estimated General Fund revenues for the 1996-97 fiscal year are $19,089 million. Total resources are forecast at $20.110 billion. General Fund expenditures and transfers for fiscal year 1996-97 are predicted at $18,811 million, leaving an estimated budgetary balance of $502 million.

Total expenditures for the 1996-97 biennium are predicted at $29,801 million. Of this amount, $18,080 million is from the general fund, $10,127 are from the special revenue funds, and $563 million is from the Debt Service Fund.

National economic growth for the remainder of the decade is predicted to generate a corresponding growth in state revenues without increasing tax rates. Minnesota's revenues are expected to grow by $1.4 billion, 7.4% in the 1998-99 biennium, and 8.1% in the following biennium. Since the state forecast is based on a strong 2.4% annual growth rate, a return to a more moderate rate of growth, similar to the 2.0% growth rate in 1995, would materially reduce forecast revenues.

Spending for fiscal years 1998 and 1999 is estimated at 3.3% and 2.3%, respectively, both below Minnesota's projected personal income growth rates of 4.9% and 4.7% for the same periods.

The 1998-99 General Fund beginning balance is estimated at $1.299 billion. The Governor recommended General Fund revenues for the 1998-99 biennium of $19.99 billion, a 4.7% increase from the previous biennium. The Governor also recommended total expenditures and transfers for the 1998-99 biennium of $20.344 billion, an 8.2% increase from the 1996-97 biennium. The budgetary balance of $3 million at the end of the 1998-99 biennium is $499 million less than the previous biennium.

The State's budget reserve for the 1998-99 biennium is doubled to $522 million (an increase from $261 million in fiscal year 1997) or 5% of fiscal year 1999 spending to protect against economic uncertainty.

The November 1996 forecast shows total resources for the 1998-99 biennium at $21.804 billion, total expenditures and transfers at $19.568 billion, and a budgetary balance of $1.439 billion.

The state issued $439.6 million of new general obligation bonds, and $170.6 million of general obligation bonds were redeemed during 1996, leaving an outstanding balance of $2.2 billion. General obligation bonds authorized but unissued as of June 30, 1996 were $1.101 billion.

Minnesota Statutes, Section 16A.641 provides for an annual appropriation for transfer to the Debt Service Fund. The amount of the appropriation is to be such that, when combined with the balance on hand in the Debt Service Fund on December 1 of each year for state bonds, it will be sufficient to pay all general obligation bond principal and interest due and to become due through July 1 in the second ensuing year. If the amount appropriated is insufficient when combined with the balance on hand in the Debt Service Fund, the state constitution requires the state auditor to levy a statewide property tax to cover the deficiency. No such property tax has been levied since 1969 when the law was enacted requiring the appropriation. In fiscal year 1996, total operating transfers to the Debt Service Fund were $277.522 million.

The Governor's budget recommends a General Fund appropriation of $545.6 million for fiscal year 1998-99 for debt service on bonds sold for existing authorizations, bonds authorized but unissued, and new bonds anticipated to be authorized in the 1998 legislative session. This amount represents 2.8% of total general fund spending. The Governor also proposed $16.6 million be appropriated to pay remaining state claims from the Cambridge Bank Litigation judgment, rather than issuing additional revenue bonds for this purpose.

In May 1996, Moody's Investor Services upgraded Minnesota's general obligation bond rating to Aaa. S&P's current rating is AA+, and Fitch's rates Minnesota bonds at AAA.

Litigation. In September 1995, in Minneapolis Branch of the NAACP v. State of Minnesota, plaintiffs filed suit claiming that the segregation of minority and poor students in the Minneapolis public schools has deprived the students of an adequate education in violations of the Minnesota Constitution. It is impossible at this point to estimate the State's exposure in this case especially since the plaintiffs have not articulated what relief they are seeking. While the complaint does not request monetary damages, it does request injunctive relief that could force the State to spend over $10 million for additional funding of various items for the Minneapolis schools, and increased busing expenses. District court proceedings continue.

In Minnesota Home Health Care Association v. Gomez, plaintiffs have sued the Department of Human Services ("DHS") for declaratory and injunctive relief claiming that DHS violated federal law by failing to determine payment rates for home health care service providers which are consistent with efficiency, economy, and quality of care, and which provide adequate patient access. The potential loss to the State is estimated at $20 million and may impact the Accounting General Fund. The State prevailed in District Court. The case is on appeal to the Eighth Circuit Court of Appeals.

In PepsiCo, et al. v. Commissioner of Revenue, twelve corporate taxpayers claim unconstitutional treatment under certain provisions of Minnesota tax law. The Department of Revenue has not determined the potential refund liability should the plaintiffs prevail; however, the aggregate refunds to all similarly-situated taxpayers could exceed $10 million.

In Rural American Bank-Ada f/k/a First Bank of Ada, et al. v. Commissioner of Revenue, filed in Ramsey County District Court, taxpayers claim they are entitled to refunds pursuant to the Court's decision in Cambridge State Bank, in which the Court struck down a provision of the franchise tax law which taxed interest income from federal obligations. The complaint and alternative writ of mandamus seek to require the Commissioner to pay refunds to 130 banks who were not parties to the Cambridge and Cambridge-related cases. The Commissioner denies any liability, but it is possible that the State could be ordered to pay in excess of $10 million dollars.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Minnesota Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Minnesota Trusts to pay interest on or principal of the Bonds.

                         Minnesota Trust Series
          The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule






                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 142, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on August 29, 1997.

                           THE FIRST TRUST COMBINED SERIES 142
                                                            (Registrant)
                           By  NIKE SECURITIES L.P.
                                                             (Depositor)


                           By Robert M. Porcellino
                              Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen  Sole Director of     )
                      Nike Securities      )
                        Corporation,       )   August 29, 1997
                    the General Partner    )
                  of Nike Securities L.P.  )
                                           )
                                           ) Robert M. Porcellino
                                           )   Attorney-in-Fact**



*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed wi th the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.



                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated July 25, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Combined Series dated August 26, 1997.



                                        ERNST & YOUNG LLP





Chicago, Illinois
August 25, 1997